UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file number  811-8411
                                    --------------------------------------------

                              James Advantage Funds
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                  1349 Fairground Road, Beavercreek, Ohio 45385
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                  Barry R. James, P.O. Box 8, Alpha, Ohio 45301
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (937) 426-7640
                                                   -----------------------------

Date of fiscal year end:       6/30
                        ------------------

Date of reporting period:      12/31/07
                         -----------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

Item 1. Reports to Stockholders.

James Advantage Funds Semi-Annual Report

LETTER TO SHAREHOLDERS
OF THE JAMES ADVANTAGE FUNDS
================================================================================

In our December 2007 Economic Outlook, we warned that the U.S. housing market was in serious trouble and that housing problems would slow the economy and hurt stocks. We were correct. Our Funds that have the ability to take defensive action in the face of that dire forecast were able to avoid many of the housing related problems. The stock market correction that began in mid year continues into 2008. Now we see many investors and pundits who did not see trouble ahead last year selling stocks with abandon amidst the carnage resultant from an orgy of subprime mortgage securitization and leverage.

The Markets Over the Past Six Months

The S&P 500, the Russell 2000 and the S&P MidCap Value Indexes all posted negative returns over the final 6 months of 2007. Most of the damage occurred in November, which truly was the cruelest month. It was in November that the investing public became aware of the enormity of the losses hiding on the books of major brokerage houses and banks. It seemed that every day a new announcement was made of ever higher write-offs, sending Financial stocks lower. The Federal Reserve's anemic response to a weakening economy was tempered by its desire to bolster its inflation fighting credentials, thus further aggravating the situation. Year end rallies, common in pre-election years, never came, setting the stage for additional weakness in the stock markets in January.

Investment Goals and Objectives

The James Advantage: Golden Rainbow has as part of its objective "the preservation of capital in declining markets". To succeed at that objective, the Adviser's economic forecasts must be good. We appear to have gotten it right both in forecasting a difficult stock market for 2007 and in moving heavily into safer, longer term U.S. Treasury securities while lowering equity levels significantly early in the year. The robust performance of these long term bonds helped to offset stock market weakness. The Fund's income objective was met with the regular quarterly distribution and the year end long term capital gains distribution.

The James Equity Fund, James Small Cap Fund and James Mid Cap Fund do not have the ability to hold bonds or to significantly reduce equity levels. These Funds are charged with being fully invested in stocks that follow the Adviser's basic value strategy. These Funds invest in stocks that the Adviser's research determines are undervalued.

The James Market Neutral Fund seeks to provide positive returns regardless of the returns on the stock market. To achieve its objective, the Fund uses a combination of holding stocks that the believes to be undervalued and selling short stocks that are considered overvalued. It may hold stocks held by the other four Funds.

Investment Philosophy

James Investment Research, Inc., Adviser to the James Advantage Funds, has taken a conservative approach to investing for over 35 years. Our experience has taught us that stocks with strong earnings growth, low valuations and other strong value traits are more likely to outperform the broad stock market over time. In addition, we have found that preserving capital in down markets is very important in achieving long term growth. Avoiding sectors that have become very expensive by historic standards, such as the Housing sector in 2007, go a long way in helping to preserve capital. We also believe that stock selection should be a serious business undertaken by professionals with depth of experience and strong credentials. Independent research, not tainted by the fad mentality of Wall Street, is key to our value oriented philosophy.

Strategy for Meeting Fund Objectives

James Investment Research, Inc. uses a top down strategy to develop its portfolios. Every Fall we update and formalize our Economic Outlook following an intense period of independent research. That outlook helps us to identify Sectors and Industries that we believe are better situated to prosper in the coming year. Only then do we actually look for individual stocks in those Industries. Our portfolios are well diversified, but an examination of the holdings in comparison to the various popular stock indexes, will bear witness to our unique approach and the impact of our research.

Our 2008 Annual Economic Outlook was prepared in December. We see the U.S. economy weakening in 2008 as fallout from the bursting of the housing bubble reaches into the Consumer Cyclical, Financial and Energy Sectors. Even Utilities can be harmed as demand from businesses for electricity and gas drops. We have identified Non-Cyclical industries, such as Pharmaceuticals and Agriculture, as potential winners.

Importantly, we see opportunities arising for strong, albeit relatively brief, rallies in the broad markets from time to time in 2008. These rallies will run counter to the longer term downtrend, but can be captured by active management. Our strategy for 2008 is to actively manage the allocation of the James
Balanced: Golden Rainbow Fund, and for all the Funds, to be nimble in identifying sectors that have become too oversold and are ripe for a rally.

Fund Performance

The James Balanced: Golden Rainbow Fund returned 8.61 percent for calendar 2007 compared with 5.50 percent on the all stock S&P 500 and with 1.80 percent on the Fund's benchmark, a blend of the S&P 500, the Russell 2000 and the Lehman Intermediate Government Credit Bond Index. We are pleased to note that this outperformance is consistent with outperformances over the last 5 and 10 years as well, where the Fund earned a compound total return of 11.15 percent and 7.73 percent versus the benchmark blend returns of 8.77 percent and 6.32 percent respectively. The Fund's strong performance in the second half of the year was due to a low allocation to stocks and relatively heavy exposure to high quality, longer term U.S. Treasury Bonds.

The James Equity Fund returned 3.62 percent for the 2007 calendar year. This slightly trailed the benchmark S&P 500 which returned 5.50 percent. The Fund did avoid investing in home builders and financial institutions that were exposed heavily to them. However value stocks as a group underperformed growth in 2007. For example, the S&P 500 Value Index returned 2.03 percent for the year and actually declined by 4.98 percent over the last six months of 2007, whereas the S&P 500 Growth Index returned 9.25 percent for the year and 2.53 percent for the last six months.

The James Small Cap Fund lost 6.16 percent for the 2007 calendar year compared with a decline of 1.55 percent on the benchmark Russell 2000. Value stocks underperformed growth in this market capitalization category as well. While the Fund did avoid investing in home builders and related companies, the Fund's exposure to Consumer Cyclical and Financial stocks hurt over this time period, while the index benefited from a larger exposure to Technology stocks.

The James Mid Cap Fund returned 1.63 percent for calendar 2007, trailing its benchmark, the S&P 400 Citigroup Value Index, which returned 2.84 percent. The Mid Cap Fund's sector allocation was similar to the Small Cap Fund. Again, the underperformance of Value stocks relative to Growth stocks negatively impacted the return as did its investments in various Cyclical stocks.

The James Market Neutral Fund returned 6.62 percent for the 2007 calendar year, ahead of its benchmark, the ninety day U.S. Treasury Bill, which returned 5.00 percent. The Fund's short positions added value, even as Growth outperformed Value. The Fund also paid a dividend of 10.36 cents/share in December.

Expectations for the Future

James Investment Research, Inc. is unique in that it does its own research. We have developed quantitative models and processes that enable us to seek out undervalued securities that we believe have a high probability of outperforming the broad market. These qualities will be very important in 2008 as the U.S. economy struggles to free itself from a housing related slowdown. We believe the bear market that began in 2007 will be punctuated by sharp rallies in 2008 as hopes for a quick recovery periodically arise. Politically motivated fiscal stimulus packages may also act as a catalyst for such rallies.

Active management of asset allocation can help to add to portfolio returns in 2008. In addition, troubled markets, such as the ones we are forecasting generally reward Value investors more than Growth investors. And as the economy begins to recover from recession, Small Capitalization stocks should once again begin to outperform.

/s/ Thomas L. Mangan
Thomas L. Mangan
Chief Financial Officer

                          Average Annual Total Returns
                             As of December 31, 2007

------------------------------------------------------------------------------------------------
                                           Six        One        Five          Ten       Since
                                         Months**     Year       Years        Years    Inception
------------------------------------------------------------------------------------------------
Golden Rainbow Fund                        3.56%      8.61%      11.15%       7.73%      9.08%
Standard & Poor's 500 Index               -1.37%      5.50%      12.83%       5.91%     10.86%
Blended Index*                             1.04%      1.80%       8.77%       6.32%      8.96%
     (Inception 7/1/91)
James Small Cap Fund                     -10.82%     -6.16%      17.08%         NA       9.98%
Russell 2000 Index                        -7.52%     -1.55%      16.24%         NA      10.20%
     (Inception 10/2/98)
James Market Neutral Fund                  2.85%      6.62%       5.14%         NA       3.73%
90-Day U.S. Treasury Bill Index            2.40%      5.00%       3.07%         NA       3.63%
     (Inception 10/2/98)
James Equity Fund                         -4.23%      3.62%      16.46%         NA       2.21%
Standard & Poor's 500 Index               -1.37%      5.50%      12.83%         NA       2.59%
     (Inception 11/1/99)
James Mid Cap Fund                        -8.44%      1.63%         NA          NA       4.93%
Standard & Poor's 400 Value Index         -6.86%      2.84%         NA          NA       6.83%
     (Inception 6/30/06)
------------------------------------------------------------------------------------------------

Past performance is not predictive of future results. The performance of the above Funds does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Current performance may be lower or higher than the performance data quoted. Please call 1-800-995-2637 for most recent month-end performance information.

* The Blended Index is comprised of a 25% weighting in the Standard & Poor's 500 Index, a 25% weighting in the Russell 2000 Index and a 50% weighting in the Lehman Brothers Intemediate Government/Credit Index.

**    Returns not annualized.

JAMES ADVANTAGE FUNDS
REPRESENTATION OF PORTFOLIOS OF INVESTMENTS
December 31, 2007 (Unaudited)
================================================================================

The illustrations below provide the industry sectors for the James Balanced:
Golden Rainbow Fund, James Small Cap Fund, James Market Neutral Fund, James Equity Fund and James Mid Cap Fund.

James Balanced: Golden Rainbow Fund
Industry Sector Allocation (% of Net Assets)

[pie chart]

BASIC MATERIALS                      3.5%
CONSUMER, CYCLICAL                   4.2%
CONSUMER, NON-CYCLICAL               6.1%
ENERGY                               5.7%
FINANCIAL                            3.0%
INDUSTRIAL                           5.3%
TECHNOLOGY                           5.2%
UTILITIES                            4.5%
INTERNATIONAL EQUITY FUNDS           1.9%
BONDS (over 10 years)               24.1%
BONDS (2-10 years)                  14.5%
BONDS (less than 2 years)           19.1%
CASH EQUIVALENTS                     1.6%
OTHER                                1.3%

James Small Cap Fund
Industry Sector Allocation (% of Net Assets)

[pie chart]

BASIC MATERIALS                     10.5%
CONGLOMERATE                         1.3%
CONSUMER, CYCLICAL                   9.4%
CONSUMER, NON-CYCLICAL              15.7%
ENERGY                              12.9%
FINANCIAL                           13.6%
INDUSTRIAL                          13.0%
TECHNOLOGY                           9.4%
UTILITIES                            9.8%
CASH EQUIVALENTS                     4.7%
OTHER                               (0.3)%

JAMES ADVANTAGE FUNDS
REPRESENTATION OF PORTFOLIOS OF INVESTMENTS  (Continued)
================================================================================

James Market Neutral Fund
Industry Sector Allocation (% of Net Assets)
(Cash, Cash Equivalents and Other Assets in Excess of Liabilities not included)

[bar chart]

                                    Longs       Shorts
                                    -----       ------
BASIC MATERIALS                      7.1%         3.8%
CONSUMER, CYCLICAL                   8.8%        10.4%
CONSUMER, NON-CYCLICAL              11.2%         9.0%
ENERGY                               9.0%         4.0%
FINANCIAL                            5.7%        10.5%
INDUSTRIAL                           5.0%         9.5%
TECHNOLOGY                           9.5%        11.5%
UTILITIES                            8.4%         2.3%
INTERNATIONAL EQUITY FUNDS           2.9%

James Equity Fund
Industry Sector Allocation (% of Net Assets)

[pie chart]

BASIC MATERIALS                      6.3%
CONGLOMERATE                         1.2%
CONSUMER, CYCLICAL                  13.1%
CONSUMER, NON-CYCLICAL              13.4%
ENERGY                              13.8%
FINANCIAL                            9.4%
INDUSTRIAL                          14.4%
TECHNOLOGY                           9.0%
UTILITIES                           15.4%
CASH EQUIVALENTS                     3.9%
OTHER                                0.1%

JAMES ADVANTAGE FUNDS
REPRESENTATION OF PORTFOLIOS OF INVESTMENTS   (Continued)
================================================================================

James Mid Cap Fund
Industry Sector Allocation (% of Net Assets)

[pie chart]

BASIC MATERIALS -- 12.3%
CONSUMER, CYCLICAL -- 7.3%
CONSUMER, NON-CYCLICAL -- 17.7%
ENERGY -- 12.2%
FINANCIAL -- 10.8%
INDUSTRIAL -- 11.1%
TECHNOLOGY -- 13.7%
UTILITIES -- 11.1%
CASH EQUIVALENTS -- 3.7%
OTHER -- 0.1%

JAMES ADVANTAGE FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2007 (Unaudited)
================================================================================

                                                     James
                                                    Balanced:          James             James           James            James
                                                 Golden Rainbow      Small Cap      Market Neutral      Equity           Mid Cap
                                                      Fund             Fund              Fund            Fund             Fund
------------------------------------------------------------------------------------------------------------------------------------
ASSETS
Investment securities:
     At amortized cost                            $ 315,788,461    $ 236,435,941    $  26,655,940    $  15,053,573    $   6,020,916
                                                  =============    =============    =============    =============    =============
     At value                                     $ 363,031,909    $ 254,874,715    $  31,556,711    $  22,012,753    $   6,191,772
Segregated cash with brokers                                 --               --       37,813,180               --               --
Dividends and interest receivable                     3,118,006          609,281          381,329           37,024            5,851
Receivable for securities sold                        1,532,947               --          424,803               --               --
Receivable for capital shares sold                    1,415,213          478,922           17,056           12,484           11,821
Other assets                                             31,221            1,522               --               --               --
                                                  -------------    -------------    -------------    -------------    -------------
       TOTAL ASSETS                                369,129,296      255,964,440       70,193,079       22,062,261        6,209,444
                                                  -------------    -------------    -------------    -------------    -------------
LIABILITIES
Payable for securities sold short
     (proceeds $31,117,319)                                  --               --       25,562,885               --               --
Payable for dividends on
     securities sold short                                   --               --            9,767               --               --
Payable for capital shares redeemed                     712,554        1,523,590            1,321            2,100               --
Payable for securities purchased                        280,530               --        2,615,190               --               --
Accrued expenses:
     Management fees                                    229,337          280,757           60,907           23,497            6,685
     12b-1 distribution and service fees                     --               --           17,702            9,294            6,181
     Trustees' fees                                       9,408               --               --               --               --
     Other affiliates                                    26,532               --               --               --               --
     Other                                               10,884               --               --               --               --
                                                  -------------    -------------    -------------    -------------    -------------
        TOTAL LIABILITIES                             1,269,245        1,804,347       28,267,772           34,891           12,866
                                                  -------------    -------------    -------------    -------------    -------------
NET ASSETS                                        $ 367,860,051    $ 254,160,093    $  41,925,307    $  22,027,370    $   6,196,578
                                                  =============    =============    =============    =============    =============
NET ASSETS CONSIST OF:
Paid-in capital                                   $ 320,844,770    $ 252,952,526    $  40,575,277    $  16,314,537    $   6,091,656
Accumulated net investment income (loss)                 13,606             (502)          (1,625)               8           (1,969)
Accumulated net realized losses from
     security transactions                             (241,773)     (17,230,705)      (9,103,550)      (1,246,355)         (63,965)
Net unrealized appreciation
     on investments                                  47,243,448       18,438,774       10,455,205        6,959,180          170,856
                                                  -------------    -------------    -------------    -------------    -------------
NET ASSETS                                        $ 367,860,051    $ 254,160,093    $  41,925,307    $  22,027,370    $   6,196,578
                                                  =============    =============    =============    =============    =============
Shares of beneficial interest
     outstanding (unlimited number
     of shares authorized, no par)                   19,993,395       11,633,083        3,400,717        1,876,148          580,005
                                                  =============    =============    =============    =============    =============
Net asset value, offering price and
     redemption price per share                   $       18.40    $       21.85    $       12.33    $       11.74    $       10.68
                                                  =============    =============    =============    =============    =============

See accompanying notes to financial statements.

JAMES ADVANTAGE FUNDS
STATEMENTS OF OPERATIONS
For the Six Months Ended December 31, 2007 (Unaudited)
================================================================================

                                                       James
                                                      Balanced:         James            James            James           James
                                                   Golden Rainbow     Small Cap      Market Neutral      Equity           Mid Cap
                                                        Fund            Fund             Fund             Fund             Fund
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
   Dividends (Net of withholding
     taxes of $3,267, $655, $784, $0,
     $273, respectively)                            $  1,580,153    $  2,541,335     $  1,117,420     $    217,985     $     48,513
   Interest                                            4,979,890         279,990           23,770               --              791
                                                    ------------    ------------     ------------     ------------     ------------
     TOTAL INVESTMENT INCOME                           6,560,043       2,821,325        1,141,190          217,985           49,304
                                                    ------------    ------------     ------------     ------------     ------------

EXPENSES
   Management fees                                     1,311,667       1,807,778          372,970          143,740           35,482
   12b-1 distribution and service fees                   443,129         362,560           35,782           29,255            6,576
   Dividend expense on
     securities sold short                                    --              --           87,285               --               --
   Servicing fees                                        138,052              --               --               --               --
   Professional fees                                      40,011              --               --               --               --
   Trustees' fees                                          8,750           5,028            5,006            5,007            5,001
   Registration fees                                      30,755              --               --               --               --
   Custodian fees and expenses                            20,136              --               --               --               --
   Shareholder report
     printing and mailing                                 17,810              --               --               --               --
   Postage and supplies                                   27,929              --               --               --               --
   Compliance fees and expenses                            4,281              --               --               --               --
   Other expenses                                          3,536              --               --               --               --
                                                    ------------    ------------     ------------     ------------     ------------
     TOTAL EXPENSES                                    2,046,056       2,175,366          501,043          178,002           47,059
                                                    ------------    ------------     ------------     ------------     ------------

NET INVESTMENT INCOME                                  4,513,987         645,959          640,147           39,983            2,245
                                                    ------------    ------------     ------------     ------------     ------------

REALIZED AND UNREALIZED
   GAINS (LOSSES)
   ON INVESTMENTS
   Net realized gains (losses) from
     security transactions                               882,122     (10,974,424)       1,188,353         (212,888)         (68,179)
   Net realized losses on closed
     short positions                                          --              --       (1,316,406)              --               --
   Net change in unrealized appreciation/
     depreciation on investments                       6,843,118     (23,763,288)         480,051         (872,160)        (524,017)
                                                    ------------    ------------     ------------     ------------     ------------

NET REALIZED AND
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS                                      7,725,240     (34,737,712)         351,998       (1,085,048)        (592,196)
                                                    ------------    ------------     ------------     ------------     ------------

NET INCREASE (DECREASE)
   IN NET ASSETS RESULTING
   FROM OPERATIONS                                  $ 12,239,227    $(34,091,753)    $    992,145     $ (1,045,065)    $   (589,951)
                                                    ============    ============     ============     ============     ============

See accompanying notes to financial statements.

JAMES BALANCED:  GOLDEN RAINBOW FUND
STATEMENTS OF CHANGES IN NET ASSETS
================================================================================

                                                                                            Six Months
                                                                                               Ended             Year
                                                                                            December 31,         Ended
                                                                                               2007            June 30,
                                                                                            (Unaudited)          2007
-------------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
       Net investment income                                                               $   4,513,987    $   6,906,976
       Net realized gains on investments                                                         882,122        7,508,290
       Net change in unrealized appreciation/depreciation on investments                       6,843,118       15,481,817
                                                                                           -------------    -------------
Net increase in net assets from operations                                                    12,239,227       29,897,083
                                                                                           -------------    -------------

FROM DISTRIBUTIONS TO SHAREHOLDERS
       Dividends from net investment income                                                   (4,442,863)      (6,967,365)
       Distributions from net realized gains                                                  (6,758,977)      (5,273,855)
                                                                                           -------------    -------------
Decrease in net assets from distributions to shareholders                                    (11,201,840)     (12,241,220)
                                                                                           -------------    -------------

FROM CAPITAL SHARE TRANSACTIONS
       Proceeds from shares sold                                                              62,030,008      125,693,280
       Net asset value of shares issued in reinvestment of distributions to shareholders      10,763,794       11,752,390
       Payments for shares redeemed                                                          (47,635,376)     (82,203,239)
                                                                                           -------------    -------------
Net increase in net assets from capital share transactions                                    25,158,426       55,242,431
                                                                                           -------------    -------------

TOTAL INCREASE IN NET ASSETS                                                                  26,195,813       72,898,294

NET ASSETS
       Beginning of period                                                                   341,664,238      268,765,944
                                                                                           -------------    -------------
       End of period                                                                       $ 367,860,051    $ 341,664,238
                                                                                           =============    =============

ACCUMULATED NET INVESTMENT INCOME (LOSS)                                                   $      13,606    $     (57,518)
                                                                                           =============    =============

SUMMARY OF CAPITAL SHARE ACTIVITY
       Shares sold                                                                             3,354,117        7,069,682
       Shares issued in reinvestment of distributions to shareholders                            582,803          658,997
       Shares redeemed                                                                        (2,581,995)      (4,607,914)
                                                                                           -------------    -------------
       Net increase in shares outstanding                                                      1,354,925        3,120,765
       Shares outstanding, beginning of period                                                18,638,470       15,517,705
                                                                                           -------------    -------------
       Shares outstanding, end of period                                                      19,993,395       18,638,470
                                                                                           =============    =============

See accompanying notes to financial statements.

JAMES SMALL CAP FUND
STATEMENTS OF CHANGES IN NET ASSETS
================================================================================

                                                                                              Six Months
                                                                                                 Ended            Year
                                                                                              December 31,        Ended
                                                                                                 2007           June 30,
                                                                                              (Unaudited)         2007
---------------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
         Net investment income                                                               $     645,959    $   1,543,958
         Net realized losses on investments                                                    (10,974,424)      (3,997,335)
         Net change in unrealized appreciation/depreciation on investments                     (23,763,288)      25,687,814
                                                                                             -------------    -------------
Net increase (Decrease) in net assets from operations                                          (34,091,753)      23,234,437
                                                                                             -------------    -------------

FROM DISTRIBUTIONS TO SHAREHOLDERS
         Dividends from net investment income                                                     (646,461)      (1,543,871)
         Distributions from net realized gains                                                          --       (2,572,028)
                                                                                             -------------    -------------
Decrease in net assets from distributions to shareholders                                         (646,461)      (4,115,899)
                                                                                             -------------    -------------

FROM CAPITAL SHARE TRANSACTIONS
         Proceeds from shares sold                                                              52,264,062      264,238,098
         Net asset value of shares issued in reinvestment of distributions to shareholders         614,229        3,960,651
         Payments for shares redeemed                                                          (91,446,795)    (130,340,887)(A)
                                                                                             -------------    -------------
Net increase (Decrease) in net assets from capital share transactions                          (38,568,504)     137,857,862
                                                                                             -------------    -------------

TOTAL INCREASE (DECREASE) IN NET ASSETS                                                        (73,306,718)     156,976,400

NET ASSETS
         Beginning of period                                                                   327,466,811      170,490,411
                                                                                             -------------    -------------
         End of period                                                                       $ 254,160,093    $ 327,466,811
                                                                                             =============    =============

ACCUMULATED NET INVESTMENT INCOME (LOSS)                                                     $        (503)   $          87
                                                                                             =============    =============

SUMMARY OF CAPITAL SHARE ACTIVITY
         Shares sold                                                                             2,263,546       11,336,919
         Shares issued in reinvestment of distributions to shareholders                             27,458          168,219
         Shares redeemed                                                                        (3,991,355)      (5,495,532)
                                                                                             -------------    -------------
         Net increase (Decrease) in shares outstanding                                          (1,700,351)       6,009,606
         Shares outstanding, beginning of period                                                13,333,434        7,323,828
                                                                                             -------------    -------------
         Shares outstanding, end of period                                                      11,633,083       13,333,434
                                                                                             =============    =============

(A) The cost of payments for shares redeemed is net of the 1% redemption fee on Fund shares which have been held for less than the stated period in the prospectus. For the year ended June 30, 2007, these fees were $50,529. Effective February 21, 2007, the redemption fee was eliminated.

See accompanying notes to financial statements.

JAMES MARKET NEUTRAL FUND
STATEMENTS OF CHANGES IN NET ASSETS
================================================================================

                                                                                              Six Months
                                                                                                 Ended           Year
                                                                                              December 31,       Ended
                                                                                                 2007          June 30,
                                                                                              (Unaudited)        2007
------------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
         Net investment income                                                               $    640,147    $  2,150,900
         Net realized gains (losses) from:
             Security transactions                                                              1,188,353       9,516,718
             Closed short positions                                                            (1,316,406)     (6,743,102)
         Net change in unrealized appreciation/depreciation on investments                        480,051      (6,465,211)
                                                                                             ------------    ------------
Net increase (Decrease) in net assets from operations                                             992,145      (1,540,695)
                                                                                             ------------    ------------

FROM DISTRIBUTIONS TO SHAREHOLDERS
         Dividends from net investment income                                                    (629,826)     (2,166,597)
                                                                                             ------------    ------------

FROM CAPITAL SHARE TRANSACTIONS
         Proceeds from shares sold                                                              3,844,926      24,350,134
         Net asset value of shares issued in reinvestment of distributions to shareholders        592,985       2,045,700
         Payments for shares redeemed                                                         (14,401,615)    (46,379,464)(A)
                                                                                             ------------    ------------
Net decrease in net assets from capital share transactions                                     (9,963,704)    (19,983,630)
                                                                                             ------------    ------------

TOTAL DECREASE IN NET ASSETS                                                                   (9,601,385)    (23,690,922)

NET ASSETS
         Beginning of period                                                                   51,526,692      75,217,614
                                                                                             ------------    ------------
         End of period                                                                       $ 41,925,307    $ 51,526,692
                                                                                             ============    ============

ACCUMULATED NET INVESTMENT LOSS IN EXCESS OF                                                 $     (1,625)   $    (11,946)
                                                                                             ============    ============

SUMMARY OF CAPITAL SHARE ACTIVITY
         Shares sold                                                                              311,983       1,960,226
         Shares issued in reinvestment of distributions to shareholders                            48,663         169,177
         Shares redeemed                                                                       (1,192,157)     (3,825,518)
                                                                                             ------------    ------------
         Net decrease in shares outstanding                                                      (831,511)     (1,696,115)
         Shares outstanding, beginning of period                                                4,232,227       5,928,342
                                                                                             ------------    ------------
         Shares outstanding, end of period                                                      3,400,716       4,232,227
                                                                                             ============    ============

(A) The cost of payments for shares redeemed is net of the 1% redemption fee on Fund shares which have been held for less than the stated period in the prospectus. For the year ended June 30, 2007, these fees were $20,790. Effective February 21, 2007, the redemption fee was eliminated.

See accompanying notes to financial statements.

JAMES EQUITY FUND
STATEMENTS OF CHANGES IN NET ASSETS
================================================================================

                                                                                              Six Months
                                                                                                 Ended           Year
                                                                                              December 31,       Ended
                                                                                                 2007          June 30,
                                                                                              (Unaudited)        2007
------------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
         Net investment income                                                               $     39,983    $     97,524
         Net realized gains (losses) on investments                                              (212,888)        762,304
         Net change in unrealized appreciation/depreciation on investments                       (872,160)      2,125,529
                                                                                             ------------    ------------
Net increase (Decrease) in net assets from operations                                          (1,045,065)      2,985,357
                                                                                             ------------    ------------

FROM DISTRIBUTIONS TO SHAREHOLDERS
         Dividends from net investment income                                                     (39,981)        (97,518)
                                                                                             ------------    ------------

FROM CAPITAL SHARE TRANSACTIONS
         Proceeds from shares sold                                                              2,996,710      17,092,635
         Net asset value of shares issued in reinvestment of distributions to shareholders         39,649          95,205
         Payments for shares redeemed                                                          (5,796,650)    (27,995,177)(A)
                                                                                             ------------    ------------
Net decrease in net assets from capital share transactions                                     (2,760,291)    (10,807,337)
                                                                                             ------------    ------------

TOTAL DECREASE IN NET ASSETS                                                                   (3,845,337)     (7,919,498)

NET ASSETS
         Beginning of period                                                                   25,872,707      33,792,205
                                                                                             ------------    ------------
         End of period                                                                       $ 22,027,370    $ 25,872,707
                                                                                             ============    ============

ACCUMULATED NET INVESTMENT INCOME                                                            $          8    $          6
                                                                                             ============    ============

SUMMARY OF CAPITAL SHARE ACTIVITY
         Shares sold                                                                              252,527       1,530,581
         Shares issued in reinvestment of distributions to shareholders                             3,304           8,075
         Shares redeemed                                                                         (487,349)     (2,492,159)
                                                                                             ------------    ------------
         Net decrease in shares outstanding                                                      (231,518)       (953,503)
         Shares outstanding, beginning of period                                                2,107,666       3,061,169
                                                                                             ------------    ------------
         Shares outstanding, end of period                                                      1,876,148       2,107,666
                                                                                             ============    ============

(A) The cost of payments for shares redeemed is net of the 1% redemption fee on Fund shares which have been held for less than the stated period in the prospectus. For the year ended June 30, 2007, these fees were $7,252. Effective February 21, 2007, the redemption fee was eliminated.

See accompanying notes to financial statements.

JAMES MID CAP FUND
STATEMENTS OF CHANGES IN NET ASSETS
================================================================================

                                                                                              Six Months
                                                                                                 Ended          Year
                                                                                              December 31,      Ended
                                                                                                 2007         June 30,
                                                                                              (Unaudited)       2007
------------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
         Net investment income                                                               $      2,245    $     15,182
         Net realized gains (losses) on investments                                               (68,179)         18,217
         Net change in unrealized appreciation/depreciation on investments                       (524,017)        694,873
                                                                                             ------------    ------------
Net increase (Decrease) in net assets from operations                                            (589,951)        728,272
                                                                                             ------------    ------------

FROM DISTRIBUTIONS TO SHAREHOLDERS
         Dividends from net investment income                                                      (4,782)        (14,614)
         Distributions from net realized gains                                                    (14,003)             --
                                                                                             ------------    ------------
Decrease in net assets from distributions to shareholders                                         (18,785)        (14,614)
                                                                                             ------------    ------------

FROM CAPITAL SHARE TRANSACTIONS
         Proceeds from shares sold                                                              1,370,979       6,055,137
         Net asset value of shares issued in reinvestment of distributions to shareholders         18,776          14,577
         Payments for shares redeemed                                                          (1,025,519)       (442,294)(B)
                                                                                             ------------    ------------
Net increase in net assets from capital share transactions                                        364,236       5,627,420
                                                                                             ------------    ------------

TOTAL INCREASE (DECREASE) IN NET ASSETS                                                          (244,500)      6,341,078

NET ASSETS
         Beginning of period                                                                    6,441,078         100,000(A)
                                                                                             ------------    ------------
         End of period                                                                       $  6,196,578    $  6,441,078
                                                                                             ============    ============

ACCUMULATED NET INVESTMENT INCOME (LOSS)                                                     $     (1,969)   $        568
                                                                                             ============    ============

SUMMARY OF CAPITAL SHARE ACTIVITY
         Shares sold                                                                              118,360         577,798
         Shares issued in reinvestment of distributions to shareholders                             1,700           1,383
         Shares redeemed                                                                          (90,672)        (38,564)
                                                                                             ------------    ------------
         Net increase in shares outstanding                                                        29,388         540,617
         Shares outstanding, beginning of period                                                  550,617          10,000(A)
                                                                                             ------------    ------------
         Shares outstanding, end of period                                                        580,005         550,617
                                                                                             ============    ============

(A) The proceeds and shares represent the initial issuance of shares on commencement date of June 30, 2006.

(B) The cost of payments for shares redeemed is net of the 1% redemption fee on Fund shares which have been held for less than the stated period in the prospectus. For the year ended June 30, 2007, these fees were $2.
      Effective February 21, 2007, the redemption fee was eliminated.

See accompanying notes to financial statements.

JAMES BALANCED:  GOLDEN RAINBOW FUND
FINANCIAL HIGHLIGHTS
================================================================================

                                                                 Per Share Data for a Share Outstanding Throughout Each Period
-----------------------------------------------------------------------------------------------------------------------------------
                                         Six Months
                                           Ended
                                          December
                                            31,                                     Year Ended June 30,
                                            2007           ------------------------------------------------------------------------
                                         (Unaudited)          2007           2006           2005           2004             2003
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period   $    18.33        $    17.32     $    17.18     $    15.28     $    13.72       $    13.80
                                         ----------        ----------     ----------     ----------     ----------       ----------
Income from investment operations:
         Net investment income                 0.23              0.39           0.34           0.26           0.26             0.27
         Net realized and unrealized
           gains on investments                0.42              1.34           0.75           1.95           1.56             0.28
                                         ----------        ----------     ----------     ----------     ----------       ----------
Total from investment operations               0.65              1.73           1.09           2.21           1.82             0.55
                                         ----------        ----------     ----------     ----------     ----------       ----------
Less distributions:
         From net investment income           (0.23)            (0.40)         (0.34)         (0.26)         (0.26)           (0.27)
         From net realized gains
           on investments                     (0.35)            (0.32)         (0.61)         (0.05)         (0.00)(A)        (0.36)
                                         ----------        ----------     ----------     ----------     ----------       ----------
Total distributions                           (0.58)            (0.72)         (0.95)         (0.31)         (0.26)           (0.63)
                                         ----------        ----------     ----------     ----------     ----------       ----------
Net asset value at end of period         $    18.40        $    18.33     $    17.32     $    17.18     $    15.28       $    13.72
                                         ==========        ==========     ==========     ==========     ==========       ==========
Total return                                   3.56%(B)         10.13%          6.48%         14.56%         13.32%            4.34%
                                         ==========        ==========     ==========     ==========     ==========       ==========
Net assets at end of period (000's)      $  367,860        $  341,664     $  268,766     $  147,605     $   83,893       $   69,169
                                         ==========        ==========     ==========     ==========     ==========       ==========

Ratios/Supplemental Data:
Ratio of net expenses to average
         net assets                            1.16%(C)          1.18%          1.21%          1.26%          1.28%            1.32%

Ratio of net investment income
         to average net assets                 2.55%(C)          2.24%          2.11%          1.70%          1.77%            2.08%

Portfolio turnover rate                          25%(C)            92%            68%            36%            29%              61%

(A)   Amount rounds to less than $0.005.

(B)   Not annualized.

(C)   Annualized.

See accompanying notes to financial statements.

JAMES SMALL CAP FUND
FINANCIAL HIGHLIGHTS
================================================================================

                                                                  Per Share Data for a Share Outstanding Throughout Each Period
-----------------------------------------------------------------------------------------------------------------------------------
                                           Six Months
                                             Ended
                                            December
                                              31,                                     Year Ended June 30,
                                              2007           ----------------------------------------------------------------------
                                           (Unaudited)          2007           2006           2005           2004             2003
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period     $    24.56        $    23.28     $    20.46     $    18.66     $    13.43     $    12.08
                                           ----------        ----------     ----------     ----------     ----------     ----------

Income (loss) from investment
         operations:
         Net investment income (loss)            0.05              0.11          (0.04)          0.05           0.01           0.10
         Net realized and unrealized
           gains
           (losses) on investments              (2.71)             1.50           3.19           2.65           5.26           1.35
                                           ----------        ----------     ----------     ----------     ----------     ----------
Total from investment operations                (2.66)             1.61           3.15           2.70           5.27           1.45
                                           ----------        ----------     ----------     ----------     ----------     ----------

Less distributions:
         From net investment income             (0.05)            (0.11)         (0.04)            --          (0.01)         (0.10)
         From net realized gains
            on investments                         --             (0.22)         (0.30)         (1.00)         (0.05)            --
                                           ----------        ----------     ----------     ----------     ----------     ----------
Total distributions                             (0.05)            (0.33)         (0.34)         (1.00)         (0.06)         (0.10)
                                           ----------        ----------     ----------     ----------     ----------     ----------

Paid-in capital from redemption fees (A)           --          0.00(B)           0.01           0.10           0.02             --
                                           ----------        ----------     ----------     ----------     ----------     ----------

Net asset value at end of period           $    21.85        $    24.56     $    23.28     $    20.46     $    18.66     $    13.43
                                           ==========        ==========     ==========     ==========     ==========     ==========

Total return                                   (10.82)%(C)         6.97%         15.59%         15.39%         39.47%         12.20%
                                           ==========        ==========     ==========     ==========     ==========     ==========

Net assets at end of period (000's)        $  254,160        $  327,467     $  170,490     $   54,489     $   13,186     $    9,199
                                           ==========        ==========     ==========     ==========     ==========     ==========

Ratios/Supplemental Data:
Ratio of net expenses to average
         net assets                              1.51%(D)          1.50%          1.50%          1.50%          1.50%          1.50%

Ratio of net investment income
         (loss) to average net assets            0.45%(D)          0.54%         (0.25)%         0.45%          0.05%          0.90%

Portfolio turnover rate                            46%(D)           104%            59%            94%            45%            52%

(A) Amount calculated based on average shares outstanding throughout the period.

(B)   Amount rounds to less than $0.005.

(C)   Not annualized.

(D)   Annualized.

See accompanying notes to financial statements.

JAMES MARKET NEUTRAL FUND
FINANCIAL HIGHLIGHTS
================================================================================

                                                                  Per Share Data for a Share Outstanding Throughout Each Period
-----------------------------------------------------------------------------------------------------------------------------------
                                         Six Months
                                           Ended
                                          December
                                            31,                                      Year Ended June 30,
                                            2007           ------------------------------------------------------------------------
                                         (Unaudited)          2007            2006           2005          2004             2003
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period   $    12.17       $    12.69      $    12.27     $    11.02    $     9.97       $    10.79
                                         ----------       ----------      ----------     ----------    ----------       ----------

Income (loss) from investment
         operations:
         Net investment income (loss)          0.18             0.40            0.17           0.01         (0.13)           (0.10)
         Net realized and unrealized
           gains
           (losses) on investments             0.16            (0.51)           0.42           1.23          1.18            (0.72)
                                         ----------       ----------      ----------     ----------    ----------       ----------
Total from investment operations               0.34            (0.11)           0.59           1.24          1.05            (0.82)
                                         ----------       ----------      ----------     ----------    ----------       ----------

Less distributions:
         From net investment income           (0.18)           (0.41)          (0.18)            --            --               --
                                         ----------       ----------      ----------     ----------    ----------       ----------

Paid-in capital from redemption
         fees (A)                                --             0.00(B)         0.01           0.01          0.00(B)            --
                                         ----------       ----------      ----------     ----------    ----------       ----------

Net asset value at end of period         $    12.33       $    12.17      $    12.69     $    12.27    $    11.02       $     9.97
                                         ==========       ==========      ==========     ==========    ==========       ==========

Total return                                   6.62%(C)        (0.84)%          4.94%         11.34%        10.53%           (7.60)%
                                         ==========       ==========      ==========     ==========    ==========       ==========

Net assets at end of period (000's)      $   41,925       $   51,527      $   75,218     $   47,303    $   12,528       $    9,219
                                         ==========       ==========      ==========     ==========    ==========       ==========

Ratios/Supplemental Data:
Ratio of net expenses to average
         net assets, excluding
         dividends
         on securities sold short              1.87%(D)         1.94%           1.95%          1.95%         1.95%            1.95%

Ratio of dividend expense
         on securities sold short              0.39%(D)         0.32%           0.62%          0.42%         0.64%            0.53%
                                         ----------       ----------      ----------     ----------    ----------       ----------

Ratio of net expenses to average
         net assets                            2.26%(D)         2.26%           2.57%          2.37%         2.59%            2.48%
                                         ----------       ----------      ----------     ----------    ----------       ----------

Ratio of net investment income (loss)
         to average net assets                 2.89%(D)         3.21%           1.52%          0.11%        (1.43)%          (0.98)%

Portfolio turnover rate(E)                       25%(D)           57%             27%            35%           13%              86%

(A) Amount calculated based on average shares outstanding throughout the period.

(B)   Amount rounds to less than $0.005.

(C)   Not annualized.

(D)   Annualized.

(E) Calculation does not include short positions or short transactions. Portfolio turnover rate would be lower if included.

See accompanying notes to financial statements.

JAMES EQUITY FUND
FINANCIAL HIGHLIGHTS
================================================================================

                                                                Per Share Data for a Share Outstanding Throughout Each Period
----------------------------------------------------------------------------------------------------------------------------------
                                     Six Months
                                       Ended
                                      December
                                        31,                                      Year Ended June 30,
                                        2007           ---------------------------------------------------------------------------
                                     (Unaudited)          2007            2006            2005             2004            2003
----------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning
         of period                   $    12.28        $    11.04     $     8.89       $     7.36       $     6.18      $     6.62
                                     ----------        ----------     ----------       ----------       ----------      ----------

Income (loss) from investment
         operations:
         Net investment income             0.02              0.04           0.01             0.01             0.02            0.03
         Net realized and
           unrealized gains
         (losses) on investments          (0.54)             1.24           2.16             1.53             1.18           (0.44)
                                     ----------        ----------     ----------       ----------       ----------      ----------
Total from investment operations          (0.52)             1.28           2.17             1.54             1.20           (0.41)
                                     ----------        ----------     ----------       ----------       ----------      ----------

Less distributions:
         From net investment income       (0.02)            (0.04)         (0.01)           (0.01)           (0.02)          (0.03)
         From distributions in
         excess of net investment
           income                            --                --          (0.01)              --               --              --
                                     ----------        ----------     ----------       ----------       ----------      ----------
Total distributions                       (0.02)            (0.04)         (0.02)           (0.01)           (0.02)          (0.03)
                                     ----------        ----------     ----------       ----------       ----------      ----------

Paid-in capital from redemption
         fees (A)                            --              0.00(B)        0.00(B)          0.00(B)          0.00(B)           --
                                     ----------        ----------     ----------       ----------       ----------      ----------

Net asset value at end of period     $    11.74        $    12.28     $    11.04       $     8.89       $     7.36      $     6.18
                                     ==========        ==========     ==========       ==========       ==========      ==========

Total return                              (4.23)%(C)        11.59%         24.45%           20.96%           19.38%          (6.14)%
                                     ==========        ==========     ==========       ==========       ==========      ==========

Net assets at end of period (000's)  $   22,027        $   25,873     $   33,792       $   16,833       $    7,249      $    5,379
                                     ==========        ==========     ==========       ==========       ==========      ==========

Ratios/Supplemental Data:
Ratio of net expenses to average
         net assets                        1.50%(D)          1.50%          1.50%            1.50%            1.50%           1.50%

Ratio of net investment income to
         average net assets                0.34%(D)          0.30%          0.06%            0.22%            0.25%           0.56%

Portfolio turnover rate                       0%(D)            58%            43%              33%              70%             65%

(A) Amount calculated based on average shares outstanding throughout the period.

(B)   Amount rounds to less than $0.005.

(C)   Not annualized.

(D)   Annualized.

See accompanying notes to financial statements.

JAMES MID CAP FUND
FINANCIAL HIGHLIGHTS
================================================================================

                           Per Share Data for a Share Outstanding Throughout the Period
---------------------------------------------------------------------------------------
                                                        Six Months
                                                          Ended                Year
                                                       December 31,           Ended
                                                           2007              June 30,
                                                        (Unaudited)            2007
---------------------------------------------------------------------------------------
Net asset value at beginning of period                 $      11.70        $      10.00
                                                       ------------        ------------
Income (loss) from investment operations:
         Net investment income                                 0.00(A)             0.04
         Net realized and unrealized gains
            (losses) on investments                           (0.99)               1.70
                                                       ------------        ------------
Total from investment operations                              (0.99)               1.74
                                                       ------------        ------------
Less distributions:
         From net investment income                           (0.01)                 --
         From net realized gains on investments               (0.02)              (0.04)
                                                       ------------        ------------
Total Distributions                                           (0.03)              (0.04)
                                                       ------------        ------------
Paid-in capital from redemption fees (B)                         --                0.00(A)
                                                       ------------        ------------
Net asset value at end of period                       $      10.68        $      11.70
                                                       ============        ============
Total return                                                  (8.44%)(C)          17.41%
                                                       ============        ============
Net assets at end of period (000's)                    $      6,197        $      6,441
                                                       ============        ============

Ratios/Supplemental Data:
Ratio of net expenses to average net assets                    1.46%(D)            1.49%

Ratio of net investment income to average net assets           0.07%(D)            0.40%

Portfolio turnover rate                                          35%(D)              53%

(A)   Amount rounds to less than $0.005.

(B) Amount calculated based on average shares outstanding throughout the period.

(C)   Not annualized.

(D)   Annualized.

See accompanying notes to financial statements.

JAMES BALANCED: GOLDEN RAINBOW FUND
SCHEDULE OF INVESTMENTS
December 31, 2007 (Unaudited)
================================================================================
Shares        COMMON STOCKS -- 39.4%                                  Value
-------------------------------------------------------------------------------
              BASIC MATERIALS -- 3.5%
     14,000   AEP Industries, Inc.*                                $    448,140
     15,000   Alliance Resource Partners, L.P.                          544,050
     45,000   Barrick Gold Corporation                                1,892,250
      6,500   Castle (A.M.) & Company                                   176,735
     18,000   Dow Chemical Company                                      709,560
     45,650   Methanex Corporation                                    1,259,940
     46,000   Newmont Mining Corporation                              2,246,180
     19,000   Nucor Corporation                                       1,125,180
     17,000   PPG Industries, Inc.                                    1,193,910
     15,000   RPM International, Inc.                                   304,500
     19,500   Terra Nitrogen Company, L.P.                            2,915,835
                                                                   ------------
                                                                     12,816,280
                                                                   ------------
              CONSUMER, CYCLICAL -- 4.2%
     80,812   Air Methods Corporation*                                4,013,932
     25,000   Dollar Trees Stores, Inc.*                                648,000
     25,000   Mattel, Inc.                                              476,000
     70,000   McDonald's Corporation                                  4,123,700
     45,000   Men's Wearhouse, Inc.                                   1,214,100
     20,000   Movado Group                                              505,800
     52,425   PACCAR, Inc.                                            2,856,114
     43,500   The Buckle, Inc.                                        1,435,500
     7,000    Walt Disney Company                                       225,960
                                                                   ------------
                                                                     15,499,106
                                                                   ------------
              CONSUMER, NON-CYCLICAL -- 6.1%
     12,000   Archer-Daniels-Midland Company                            557,160
     15,000   Biovail Corporation                                       201,900
     15,000   Caraco Pharmaceutical Laboratories, Ltd.*                 257,250
     30,000   Corn Products International, Inc.                       1,102,500
     81,000   EZCORP, Inc. - Class A*                                   914,490
     48,000   Imperial Sugar Company                                    900,960
     20,000   Ingles Markets, Inc. - Class A                            507,800
     91,000   King Pharmaceuticals, Inc.*                               931,840
     60,000   Kroger Company                                          1,602,600
     24,000   Manpower, Inc.                                          1,365,600
     83,000   Merck & Co., Inc.                                       4,823,130
     40,000   PepsiAmericas, Inc.                                     1,332,800
    108,000   Pfizer, Inc.                                            2,454,840
     10,534   The Andersons, Inc.                                       471,923
     43,000   The Toro Company                                        2,340,920
     55,500   Watson Wyatt Worldwide, Inc.                            2,575,755
                                                                   ------------
                                                                     22,341,468
                                                                   ------------

JAMES BALANCED: GOLDEN RAINBOW FUND
SCHEDULE OF INVESTMENTS (Continued)
================================================================================
Shares        COMMON STOCKS -- 39.4% (Continued)                      Value
--------------------------------------------------------------------------------
              ENERGY -- 5.7%
      9,500   Apache Corporation                                   $  1,021,630
     41,500   Bolt Technology Corporation*                            1,576,170
     32,940   Chevron Corporation                                     3,074,290
     16,000   Devon Energy Corporation                                1,422,560
     44,500   Exxon Mobil Corporation                                 4,169,205
     41,400   Hess Corporation                                        4,175,604
    105,200   ICO, Inc.*                                              1,350,768
     23,300   Sunoco, Inc.                                            1,687,852
     38,000   Valero Energy Corporation                               2,661,140
                                                                   ------------
                                                                     21,139,219
                                                                   ------------
              FINANCIAL -- 3.0%
     32,500   AllianceBernstein Holding L.P.                          2,445,625
     46,500   American Financial Group, Inc.                          1,342,920
     48,750   American Physicians Capital, Inc.                       2,021,175
     14,500   Assurant, Inc.                                            970,050
     28,000   CNA Surety Corporation*                                   554,120
     25,000   SAFECO Corporation                                      1,392,000
     75,000   W.R. Berkley Corporation                                2,235,750
                                                                   ------------
                                                                     10,961,640
                                                                   ------------
              INDUSTRIAL -- 5.3%
     14,000   Cascade Corporation                                       650,440
     18,000   CSX Corporation                                           791,640
     43,000   Cummins, Inc.                                           5,476,910
     40,000   Deere & Company                                         3,724,800
     15,000   Eaton Corporation                                       1,454,250
     30,000   Johnson Controls, Inc.                                  1,081,200
     75,000   Metal Management, Inc.                                  3,414,750
     15,500   Norfolk Southern Corporation                              781,820
     22,000   Superior Essex, Inc.*                                     528,000
     11,000   TBS International Ltd. - Class A*                         363,660
     42,000   The Timken Company                                      1,379,700
                                                                   ------------
                                                                     19,647,170
                                                                   ------------
              TECHNOLOGY -- 5.2%
     46,000   Arrow Electronics, Inc.*                                1,806,880
     13,500   Ceradyne, Inc.*                                           633,555
     61,500   Hewlett-Packard Company                                 3,104,520
      4,500   Hurco Companies, Inc.*                                    196,425
     29,000   International Business Machines Corporation (IBM)       3,134,900
      8,000   Lockheed Martin Corporation                               842,080
     55,500   Northrop Grumman Corporation                            4,364,520
     10,000   Precision Castparts Corporation                         1,387,000
     119,000  Western Digital Corporation*                            3,594,990
                                                                   ------------
                                                                     19,064,870
                                                                   ------------

JAMES BALANCED:  GOLDEN RAINBOW FUND
SCHEDULE OF INVESTMENTS (Continued)
================================================================================
Shares        COMMON STOCKS -- 39.4% (Continued)                      Value
--------------------------------------------------------------------------------
              UTILITIES -- 4.5%
     30,000   American Electric Power Company, Inc.                $  1,396,800
     84,000   AT&T, Inc.                                              3,491,040
     44,500   CenturyTel, Inc.                                        1,844,970
     13,500   D&E Communications, Inc.                                  195,075
     34,000   Edison International                                    1,814,580
     75,800   Energen Corporation                                     4,868,634
     14,000   FirstEnergy Corporation                                 1,012,760
     30,500   Sempra Energy                                           1,887,340
                                                                   ------------
                                                                     16,511,199
                                                                   ------------
              INTERNATIONAL EQUITY FUNDS -- 1.9%
     18,500   Chile Fund, Inc.                                          407,000
     12,000   Greater China Fund, Inc.                                  297,720
     11,000   India Fund, Inc.                                          684,860
      8,000   iShares MSCI EMU Index Fund                               951,440
    124,000   iShares MSCI Japan Index Fund                           1,640,520
      9,000   iShares MSCI South Africa Index Fund                    1,170,990
     30,000   iShares MSCI Sweden Index Fund                            924,900
     50,000   iShares MSCI Taiwan Index Fund                            753,000
                                                                   ------------
                                                                      6,830,430
                                                                   ------------

              TOTAL COMMON STOCKS                                  $144,811,382
                                                                   ------------

================================================================================
Par Value      U.S. GOVERNMENT & AGENCY BONDS -- 56.9%                 Value
--------------------------------------------------------------------------------
$ 2,000,000   Federal Farm Credit Bank, 5.950%, 3/16/09            $  2,048,644
    550,000   Federal Home Loan Bank, 4.500%, 2/17/10                   550,025
  7,500,000   U.S. Treasury Bonds, 4.875%, 2/15/12                    7,955,858
 10,000,000   U.S. Treasury Bonds, 3.875%, 2/15/13                   10,200,000
 13,000,000   U.S. Treasury Bonds, 4.500%, 2/15/16                   13,531,167
 50,000,000   U.S. Treasury Bonds, 5.250%, 11/15/28                  55,011,700
 22,000,000   U.S. Treasury Bonds, 4.500%, 2/15/36                   22,111,716
 16,000,000   U.S. Treasury Notes, 5.500%, 2/15/08                   16,046,188
 14,000,000   U.S. Treasury Notes, 3.000%, 2/15/08                   13,999,177
 33,000,000   U.S. Treasury Notes, 4.875%, 5/31/08                   33,201,102
  5,000,000   U.S. Treasury Notes, 4.500%, 2/15/09                    5,075,390
 19,000,000   U.S. Treasury Notes, 4.625%, 2/15/17                   19,863,911
  7,750,260   U.S. Treasury Notes, 3.625%, 4/15/28                    9,818,611
                                                                   ------------

              TOTAL U.S. GOVERNMENT & AGENCY BONDS                 $209,413,489
                                                                   ------------

JAMES BALANCED:  GOLDEN RAINBOW FUND
SCHEDULE OF INVESTMENTS (Continued)
================================================================================
Par Value      CORPORATE BONDS -- 0.8%                                 Value
--------------------------------------------------------------------------------
$   500,000   Anheuser-Busch Companies, Inc., 6.000%, 4/15/11      $    523,825
    500,000   Tennessee Valley Authority, 5.625%, 1/18/11               525,537
  2,000,000   Walmart Stores, 5.250%, 9/1/35                          1,774,027
                                                                   ------------

              TOTAL CORPORATE BONDS                                $  2,823,389
                                                                   ------------

================================================================================
Shares        SHORT TERM INVESTMENTS -- 1.6%
--------------------------------------------------------------------------------
  5,983,649   First American Treasury Obligations Fund             $  5,983,649
                                                                   ------------

              TOTAL INVESTMENT SECURITIES -- 98.7%
              (Amortized Cost $315,788,461)                        $363,031,909

              OTHER ASSETS IN EXCESS OF LIABILITIES -- 1.3%           4,828,142
                                                                   ------------

NET ASSETS -- 100.0%                                               $367,860,051
                                                                   ============

*     Non-income producing security.

See accompanying notes to financial statements.

JAMES SMALL CAP FUND
SCHEDULE OF INVESTMENTS
December 31, 2007 (Unaudited)
================================================================================
Shares        COMMON STOCKS -- 95.6%                                  Value
--------------------------------------------------------------------------------
              BASIC MATERIALS -- 10.5%
     27,500   Alliance Resource Partners, L.P.                     $    997,425
    124,000   Cooper Tire & Rubber Company                            2,055,920
     40,600   NOVA Chemicals Corporation                              1,315,034
    146,800   Olin Corporation                                        2,837,644
     20,000   OM Group, Inc.*                                         1,150,800
    164,280   Quanex Corporation                                      8,526,132
     73,690   Schnitzer Steel Industries, Inc. - Class A              5,094,190
     22,728   Terra Nitrogen Company, L.P.                            3,398,518
     48,800   W.R. Grace & Co.*                                       1,277,584
                                                                   ------------
                                                                     26,653,247
                                                                   ------------
              CONGLOMERATE -- 1.3%
    115,200   LSB Industries, Inc.*                                   3,250,944
                                                                   ------------
              CONSUMER, CYCLICAL -- 9.4%
    270,003   Barry (R.G.) Corporation*                               1,903,521
    187,850   Bob Evans Farms, Inc.                                   5,058,801
     51,824   Champion Industries, Inc.                                 234,244
     55,800   Cherokee, Inc.                                          1,800,666
     99,312   Crown Crafts, Inc.*                                       347,592
     80,900   E Com Ventures, Inc.*                                   2,016,028
     41,300   JAKKS Pacific, Inc.*                                      975,093
     32,100   Men's Wearhouse, Inc.                                     866,058
    194,800   Pinnacle Airlines Corporation*                          2,970,700
     44,700   Tempur-Pedic International, Inc.                        1,160,859
    175,200   The Buckle, Inc.                                        5,781,600
     78,460   Zones, Inc.*                                              849,722
                                                                   ------------
                                                                     23,964,884
                                                                   ------------
              CONSUMER, NON-CYCLICAL -- 15.7%
     99,000   AMERIGROUP Corporation*                                 3,608,550
    221,225   Axcan Pharma, Inc.*                                     5,088,175
     53,000   Cal-Maine Foods, Inc.                                   1,406,090
    169,525   Fresh Del Monte Produce, Inc.                           5,692,650
    202,143   Hanger Orthopedic Group, Inc.*                          2,225,594
    143,700   Imperial Sugar Company                                  2,697,249
    242,725   Ingles Markets, Inc. - Class A                          6,162,788
     44,300   Interactive Data Corporation                            1,462,343
     86,623   Nutraceutical International Corporation*                1,147,755
     18,200   Ritchie Brothers Auctioneers                            1,505,140
    276,580   Tupperware Corporation                                  9,135,437
                                                                   ------------
                                                                     40,131,771
                                                                   ------------

JAMES SMALL CAP FUND
SCHEDULE OF INVESTMENTS (Continued)
================================================================================
 Shares       COMMON STOCKS -- 95.6% (Continued)                      Value
--------------------------------------------------------------------------------
              ENERGY -- 12.9%
     30,360   Basic Energy Services, Inc.*                         $    666,402
     80,400   Bolt Technology Corporation*                            3,053,592
    106,100   Delek US Holdings, Inc.                                 2,146,403
    328,410   ICO, Inc.*                                              4,216,784
     34,400   Lufkin Industries, Inc.                                 1,970,776
    383,625   Matrix Service Company*                                 8,370,698
    199,175   Parker Drilling Company*                                1,503,771
    157,165   Suburban Propane Partners, L.P.                         6,377,756
     80,410   W-H Energy Services, Inc.*                              4,519,846
                                                                   ------------
                                                                     32,826,028
                                                                   ------------
              FINANCIAL -- 13.6%
     75,600   American Physicians Capital, Inc.                       3,134,376
     96,513   ASTA Funding, Inc.                                      2,551,804
    236,100   CNA Surety Corporation*                                 4,672,419
    147,750   FPIC Insurance Group, Inc.*                             6,350,294
    130,280   LTC Properties, Inc.                                    3,263,514
    122,700   Max Re Capital Ltd.                                     3,434,373
     75,300   Mercer Insurance Group, Inc.                            1,352,388
    158,500   MicroFinancial, Inc.                                      987,455
     50,300   RLI Corporation                                         2,856,537
     38,250   The Midland Company                                     2,474,393
    119,400   United America Indemnity Ltd.*                          2,378,448
     76,500   UTEK Corporation                                        1,009,800
                                                                   ------------
                                                                     34,465,801
                                                                   ------------
              INDUSTRIAL -- 13.0%
     97,200   Applied Industrial Technologies, Inc.                   2,820,744
    134,960   Cascade Corporation                                     6,270,241
    133,000   Chase Corporation                                       3,358,250
    269,050   Metalico, Inc.*                                         2,916,502
    476,911   North American Galvanizing & Coatings, Inc.*            2,894,850
     48,500   Park-Ohio Holdings Corporation*                         1,217,350
     20,300   Pope Resources Limited Partnership                        867,825
    104,902   Superior Essex, Inc.*                                   2,517,648
     53,945   The Eastern Company                                       989,351
     85,800   Tsakos Energy Navigation Ltd.                           3,177,174
     17,200   Twin Disc, Inc.                                         1,217,244
     97,420   VSE Corporation                                         4,757,993
                                                                   ------------
                                                                     33,005,172
                                                                   ------------

JAMES SMALL CAP FUND
SCHEDULE OF INVESTMENTS (Continued)
================================================================================
Shares        COMMON STOCKS -- 95.6% (Continued)                      Value
--------------------------------------------------------------------------------
              TECHNOLOGY -- 9.4%
    350,600   Avici Systems, Inc.                                  $  2,780,258
    985,200   BroadVision, Inc.*                                      1,763,508
     23,059   Corel Corporation*                                        246,731
     23,900   DRS Technologies, Inc.                                  1,297,053
    105,573   Ducommun, Inc.*                                         4,011,774
     79,400   Hurco Companies, Inc.*                                  3,465,810
     24,900   Preformed Line Products Company                         1,481,550
     37,200   Shanda Interactive Entertainment Ltd.*                  1,240,248
    147,600   Trio-Tech International                                 1,350,540
     42,600   Triumph Group, Inc.                                     3,508,110
    224,600   United Online, Inc.                                     2,654,772
                                                                   ------------
                                                                     23,800,354
                                                                   ------------
              UTILITIES -- 9.8%
    352,200   Alaska Communications Systems Group, Inc.               5,283,000
     87,751   Atlantic Tele-Network, Inc.                             2,964,229
    190,750   Central Vermont Public Service Corporation              5,882,730
     57,600   New Jersey Resources Corporation                        2,881,152
    160,700   Northwest Natural Gas Company                           7,819,662
                                                                   ------------
                                                                     24,830,773
                                                                   ------------

              TOTAL COMMON STOCKS                                  $242,928,974
                                                                   ------------

================================================================================
Shares        SHORT TERM INVESTMENTS -- 4.7%                          Value
--------------------------------------------------------------------------------
 11,945,741   First American Treasury Obligations Fund             $ 11,945,741
                                                                   ------------

              TOTAL INVESTMENT SECURITIES -- 100.3%
              (Cost $236,435,941)                                  $254,874,715

              LIABILITIES IN EXCESS OF OTHER ASSETS -- (0.3%)          (714,622)
                                                                   ------------

              NET ASSETS -- 100.0%                                 $254,160,093
                                                                   ============

*     Non-income producing security.

See accompanying notes to financial statements.

JAMES MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS
December 31, 2007 (Unaudited)
================================================================================
Shares        COMMON STOCKS -- 67.6%                                  Value
--------------------------------------------------------------------------------
              BASIC MATERIALS -- 7.1%
     12,290   Castle (A.M.) & Company                              $    334,165
      9,870   Celanese Corporation                                      417,698
     13,000   Dow Chemical Company                                      512,460
     17,350   Methanex Corporation                                      478,860
      9,060   Quanex Corporation                                        470,214
      5,180   Terra Nitrogen Company, L.P.                              774,566
                                                                   ------------
                                                                      2,987,963
                                                                   ------------
              CONSUMER, CYCLICAL -- 8.8%
     11,490   Dollar Tree Stores, Inc.*                                 297,821
      9,290   J.C. Penney Company, Inc.                                 408,667
      8,760   McDonald's Corporation                                    516,052
     29,167   PACCAR, Inc.                                            1,589,018
     25,990   The Buckle, Inc.                                          857,670
                                                                   ------------
                                                                      3,669,228
                                                                   ------------
              CONSUMER, NON-CYCLICAL -- 11.2%
     15,000   Archer-Daniels-Midland Company                            696,450
     29,160   EZCORP, Inc. - Class A*                                   329,216
     13,000   Imperial Sugar Company                                    244,010
     25,990   King Pharmaceuticals, Inc.*                               266,138
     18,970   Merck & Co., Inc.                                       1,102,347
     18,270   PepsiAmericas, Inc.                                       608,756
     12,370   Pfizer, Inc.                                              281,170
     20,720   The Toro Company                                        1,127,996
                                                                   ------------
                                                                      4,656,083
                                                                   ------------
              ENERGY -- 9.0%
     13,000   Bolt Technology Corporation*                              493,740
      8,330   Devon Energy Corporation                                  740,620
     10,550   Exxon Mobil Corporation                                   988,430
     25,990   Matrix Service Company*                                   567,102
     12,150   Tesoro Corporation                                        579,555
      5,980   Valero Energy Corporation                                 418,779
                                                                   ------------
                                                                      3,788,226
                                                                   ------------
              FINANCIAL -- 5.7%
      9,270   Assurant, Inc.                                            620,163
     36,500   CNA Surety Corporation*                                   722,335
     12,670   KeyCorp                                                   297,112
      3,480   The Goldman Sachs Group, Inc.                             748,374
                                                                   ------------
                                                                      2,387,984
                                                                   ------------
              INDUSTRIAL -- 5.0%
      6,590   Cascade Corporation                                       306,171
      9,100   Cummins, Inc.                                           1,159,068
      6,920   Deere & Company                                           644,390
                                                                   ------------
                                                                      2,109,629
                                                                   ------------

JAMES MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)
================================================================================
Shares        COMMON STOCKS -- 67.6% (Continued)                      Value
--------------------------------------------------------------------------------
              TECHNOLOGY -- 9.5%
      9,770   Arrow Electronics, Inc.*                             $    383,766
      5,980   Ceradyne, Inc.*                                           280,641
     16,130   Hewlett-Packard Company                                   814,241
      9,550   Hurco Companies, Inc.*                                    416,858
      5,790   International Business Machines Corporation (IBM)         625,899
     15,690   MKS Instruments, Inc.*                                    300,307
      5,790   Northrop Grumman Corporation                              455,326
      5,180   Precision Castparts Corporation                           718,466
                                                                   ------------
                                                                      3,995,504
                                                                   ------------
              UTILITIES -- 8.4%
     25,990   CenturyTel, Inc.                                        1,077,546
     11,580   Edison International                                      618,025
     27,030   MDU Resources Group, Inc.                                 746,298
     17,330   Sempra Energy                                           1,072,380
                                                                   ------------
                                                                      3,514,249
                                                                   ------------
              INTERNATIONAL EQUITY FUNDS -- 2.9%
      2,190   iShares FTSE/Xinhua China 25 Index Fund                   373,286
     34,650   iShares MSCI Japan Index Fund                             458,419
     13,000   iShares MSCI Sweden Index Fund                            400,790
                                                                   ------------
                                                                      1,232,495
                                                                   ------------

              TOTAL COMMON STOCKS                                  $ 28,341,361
                                                                   ------------

================================================================================
Shares        SHORT TERM INVESTMENTS -- 7.7%                          Value
--------------------------------------------------------------------------------
  3,215,350   First American Treasury Obligations Fund             $  3,215,350
                                                                   ------------

              TOTAL INVESTMENT SECURITIES -- 75.3%
              (Cost $26,655,940)                                   $ 31,556,711

              SEGREGATED CASH WITH BROKERS -- 90.2%                  37,813,180

              SECURITIES SOLD SHORT -- (61.0)%
                 (Proceeds $31,117,319)                             (25,562,885)

              LIABILITIES IN EXCESS OF OTHER ASSETS -- (4.5%)        (1,881,699)
                                                                   ------------

              NET ASSETS -- 100.0%                                 $ 41,925,307
                                                                   ============

*     Non-income producing security.

See accompanying notes to financial statements.

JAMES MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT
December 31, 2007 (Unaudited)
================================================================================
Shares        COMMON STOCKS -- 61.0%                                  Value
--------------------------------------------------------------------------------
              BASIC MATERIALS -- 3.8%
     14,602   AbitibiBowater, Inc.                                 $    300,939
     32,120   Georgia Gulf Corporation                                  212,634
     75,850   International Coal Group, Inc.                            406,556
     16,000   Zoltek Companies, Inc.                                    685,920
                                                                   ------------
                                                                      1,606,049
                                                                   ------------
              CONSUMER, CYCLICAL -- 10.4%
     13,500   Centex Corporation                                        341,010
     20,340   Circuit City Stores, Inc.                                  85,427
     71,880   Cumulus Media, Inc. - Class A                             577,915
     60,410   Fleetwood Enterprises, Inc.                               361,252
     10,440   Isle of Capri Casinos, Inc.                               143,759
     36,950   Jamba, Inc.                                               136,715
     10,100   KB HOME                                                   218,160
     42,900   Leapfrog Enterprises, Inc.                                288,717
     14,630   Lennar Corporation                                        261,731
      6,860   M.D.C. Holdings, Inc.                                     254,712
     31,060   Martha Stewart Living Omnimedia, Inc.                     287,926
     61,360   Pier 1 Imports, Inc.                                      320,913
     19,380   Pulte Homes, Inc.                                         204,265
     14,710   RCN Corporation                                           229,329
     27,370   Warner Music Group Corporation                            165,862
     36,340   XM Satellite Radio Holdings, Inc.                         444,802
                                                                   ------------
                                                                      4,322,495
                                                                   ------------
              CONSUMER, NON-CYCLICAL -- 9.0%
      6,970   Advanced Medical Optics, Inc.                             170,974
     64,140   BearingPoint, Inc.                                        181,516
     44,410   INVESTools, Inc.                                          787,833
     52,760   Nektar Therapeutics                                       354,020
     21,900   Pozen, Inc.                                               262,800
     10,330   ResMed, Inc.                                              542,635
     25,390   Senomyx, Inc.                                             190,171
     13,870   Sirona Dental Systems, Inc.                               464,368
     10,760   SonoSite, Inc.                                            362,289
     11,500   Tejon Ranch Company                                       469,775
                                                                   ------------
                                                                      3,786,381
                                                                   ------------
              ENERGY -- 4.0%
     14,160   Cheniere Energy, Inc.                                     462,182
     37,800   Delta Petroleum Corporation                               712,530
     25,000   Energy Partners Ltd.                                      295,250
     37,470   FX Energy, Inc.                                           212,830
                                                                   ------------
                                                                      1,682,792
                                                                   ------------

JAMES MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)
================================================================================
Shares        COMMON STOCKS -- 61.0% (Continued)                      Value
--------------------------------------------------------------------------------
              FINANCIAL -- 10.5%
      1,370   Alexanders, Inc.                                     $    483,952
      7,640   American Tower Corporation - Class A                      325,464
     22,766   BankFinancial Corporation                                 360,158
     25,150   Brookline Bancorp, Inc.                                   255,524
     14,880   Capitol Federal Financial                                 461,280
      8,070   Forest City Enterprises, Inc. - Class A                   358,631
     32,420   Hudson City Bancorp, Inc.                                 486,948
     30,200   Investors Bancorp, Inc.                                   427,028
     15,840   Kearny Financial Corporation                              188,655
     43,140   Midwest Banc Holdings, Inc.                               535,799
     25,810   NewAlliance Bancshares, Inc.                              297,331
     43,420   Superior Bancorp                                          233,166
                                                                   ------------
                                                                      4,413,936
                                                                   ------------
              INDUSTRIAL -- 9.5%
     15,900   Energy Conversion Devices, Inc.                           535,035
      9,480   ESCO Technologies, Inc.                                   378,631
     46,960   Evergreen Solar, Inc.                                     810,999
     14,630   Intermec, Inc.                                            297,135
     14,250   Tecumseh Products Company - Class A                       333,592
     13,070   The Shaw Group, Inc.                                      789,951
     32,560   TurboChef Technologies, Inc.                              537,240
     67,350   Visteon Corporation                                       295,667
                                                                   ------------
                                                                      3,978,250
                                                                   ------------
              TECHNOLOGY -- 11.5%
     28,320   3D Systems Corporation                                    437,261
     16,890   Affymetrix, Inc.                                          390,835
     61,000   AudioCodes Ltd.                                           308,660
     26,950   Cyberonics, Inc.                                          354,662
     21,190   InfoSpace, Inc.                                           398,372
     68,910   Keryx Biopharmaceuticals, Inc.                            578,844
     29,500   MannKind Corporation                                      234,820
     22,310   Marvell Technology Group Ltd.                             311,894
     44,270   Momenta Pharmaceutical, Inc.                              316,088
     52,860   Powerwave Technologies, Inc.                              213,025
     14,020   Rambus, Inc.                                              293,579
     10,190   Silicon Laboratories, Inc.                                381,412
     50,500   Verenium Corporation                                      251,995
     33,650   Wind River Systems, Inc.                                  300,494
                                                                   ------------
                                                                      4,771,941
                                                                   ------------
              UTILITIES -- 2.3%
     18,880   Aqua America, Inc.                                        400,256
     79,150   Aquila, Inc.                                              295,230
     12,130   Consolidated Water Co., Ltd.                              305,555
                                                                   ------------
                                                                      1,001,041
                                                                   ------------

              TOTAL COMMON STOCKS SOLD SHORT
                (Proceeds $31,117,319)                             $ 25,562,885
                                                                   ------------

See accompanying notes to financial statements.

JAMES EQUITY FUND
SCHEDULE OF INVESTMENTS
December 31, 2007 (Unaudited)
================================================================================
Shares        COMMON STOCKS -- 96.0%                                  Value
--------------------------------------------------------------------------------
              BASIC MATERIALS -- 6.3%
      9,510   Alliance Resource Partners, L.P.                     $    344,928
      6,883   PPG Industries, Inc.                                      483,393
      7,965   Schnitzer Steel Industries, Inc. - Class A                550,620
                                                                   ------------
                                                                      1,378,941
                                                                   ------------
              CONGLOMERATE -- 1.2%
      9,600   LSB Industries, Inc.*                                     270,912
                                                                   ------------
              CONSUMER, CYCLICAL -- 13.1%
      9,737   Barry (R.G.) Corporation*                                  68,646
     10,435   Crown Crafts, Inc.*                                        36,523
     13,318   Darden Restaurants, Inc.                                  369,042
      5,060   E Com Ventures, Inc.*                                     126,095
     10,400   McDonald's Corporation                                    612,664
     16,996   PACCAR, Inc.                                              925,942
     20,456   The Buckle, Inc.                                          675,048
      5,709   Zones, Inc.*                                               61,828
                                                                   ------------
                                                                      2,875,788
                                                                   ------------
              CONSUMER, NON-CYCLICAL -- 13.4%
     55,500   EZCORP, Inc. - Class A*                                   626,595
      4,750   Ingles Markets, Inc. - Class A                            120,603
     14,850   Merck & Co., Inc.                                         862,933
     19,710   Pfizer, Inc.                                              448,008
      8,000   The Toro Company                                          435,520
     10,000   Watson Wyatt Worldwide, Inc.                              464,100
                                                                   ------------
                                                                      2,957,759
                                                                   ------------
              ENERGY -- 13.8%
      4,840   Bolt Technology Corporation*                              183,823
      6,300   Exxon Mobil Corporation                                   590,247
     22,860   Frontier Oil Corporation                                  927,659
      4,760   Hess Corporation                                          480,094
     11,730   Marathon Oil Corporation                                  713,888
      6,970   Matrix Service Company*                                   152,085
                                                                   ------------
                                                                      3,047,796
                                                                   ------------
              FINANCIAL -- 9.4%
      5,580   AllianceBernstein Holding L.P.                            419,895
     10,665   American Financial Group, Inc.                            308,005
      9,180   American Physicians Capital, Inc.                         380,603
     20,250   CNA Surety Corporation*                                   400,748
      6,240   Mercer Insurance Group, Inc.                              112,070
      2,040   The Goldman Sachs Group, Inc.                             438,702
                                                                   ------------
                                                                      2,060,023
                                                                   ------------

JAMES EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)
================================================================================
Shares        COMMON STOCKS -- 96.0% (Continued)                      Value
--------------------------------------------------------------------------------
              INDUSTRIAL -- 14.4%
     11,160   Cascade Corporation                                  $    518,494
      8,460   Chase Corporation                                         213,615
     12,591   Cummins, Inc.                                           1,603,715
      7,830   Eaton Corporation                                         759,119
      4,730   The Eastern Company                                        86,748
                                                                   ------------
                                                                      3,181,691
                                                                   ------------
              TECHNOLOGY -- 9.0%
     14,600   Avici Systems, Inc.                                       115,778
     58,140   BroadVision, Inc.*                                        104,071
     23,400   Hewlett-Packard Company                                 1,181,231
      6,300   Northrop Grumman Corporation                              495,432
      9,225   Trio-Tech International*                                   84,409
                                                                   ------------
                                                                      1,980,921
                                                                   ------------
              UTILITIES -- 15.4%
      8,640   American Electric Power Company, Inc.                     402,278
     17,200   AT&T, Inc.                                                714,832
     13,310   CenturyTel, Inc.                                          551,833
     10,890   Energen Corporation                                       699,465
     11,000   MDU Resources Group, Inc.                                 303,710
     11,870   Sempra Energy                                             734,515
                                                                   ------------
                                                                      3,406,633
                                                                   ------------

              TOTAL COMMON STOCKS                                  $ 21,160,464
                                                                   ------------

================================================================================
Shares        SHORT TERM INVESTMENTS -- 3.9%                          Value
--------------------------------------------------------------------------------
    852,289   First American Treasury Obligations Fund             $    852,289
                                                                   ------------

              TOTAL INVESTMENT SECURITIES -- 99.9%
              (Cost $15,053,573)                                   $ 22,012,753

              OTHER ASSETS IN EXCESS OF LIABILITIES -- 0.1%              14,617
                                                                   ------------

              NET ASSETS -- 100.0%                                  $22,027,370
                                                                   ============

*     Non-income producing security.

See accompanying notes to financial statements.

JAMES MID CAP FUND
SCHEDULE OF INVESTMENTS
December 31, 2007 (Unaudited)
================================================================================
Shares        COMMON STOCKS -- 96.2%                                  Value
--------------------------------------------------------------------------------
              BASIC MATERIALS -- 12.3%
      5,000   Albermarle Corporation                               $    206,250
      4,500   Commercial Metals Company                                 132,075
     12,500   Kinross Gold Corp.*                                       230,000
      7,000   Methanex Corporation                                      193,200
                                                                   ------------
                                                                        761,525
                                                                   ------------
              CONSUMER, CYCLICAL -- 7.3%
      2,500   Columbia Sportswear Company                               110,225
      4,000   Darden Restaurants, Inc.                                  110,840
      5,500   Dollar Tree Stores, Inc.*                                 142,560
      3,350   Men's Wearhouse, Inc.                                      90,383
                                                                   ------------
                                                                        454,008
                                                                   ------------
              CONSUMER, NON-CYCLICAL -- 17.7%
      3,500   Corn Products International, Inc.                         128,625
      1,100   Energizer Holdings, Inc.*                                 123,343
      2,200   Health Net, Inc.*                                         106,260
      4,000   King Pharmaceuticals, Inc.*                                40,960
      4,000   Molson Coors Brewing Company - Class B                    206,480
      4,000   PepsiAmericas, Inc.                                       133,280
      3,200   The Toro Company                                          174,208
      4,000   Watson Wyatt Worldwide, Inc.                              185,640
                                                                   ------------
                                                                      1,098,796
                                                                   ------------
              ENERGY -- 12.2%
      5,000   Frontier Oil Corporation                                  202,900
      6,000   Global Industries, Ltd.*                                  128,520
      2,400   Questar Corporation                                       129,840
      3,000   Sunoco Logistics Partners L.P.                            150,630
      3,000   Tesoro Corporation                                        143,100
                                                                   ------------
                                                                        754,990
                                                                   ------------
              FINANCIAL -- 10.8%
      1,800   AllianceBernstein Holding L.P.                            135,450
      5,000   American Financial Group, Inc.                            144,400
      3,000   Assurant, Inc.                                            200,700
      1,500   SAFECO Corporation                                         83,520
      3,500   W.R. Berkley Corporation                                  104,335
                                                                   ------------
                                                                        668,405
                                                                   ------------
              INDUSTRIAL -- 11.1%
      1,400   Cummins, Inc.                                             178,318
      3,000   Greif Bros. Corporation                                   196,110
      4,000   Metal Management, Inc.                                    182,120
      4,000   The Timken Company                                        131,400
                                                                   ------------
                                                                        687,948
                                                                   ------------

JAMES MID CAP FUND
SCHEDULE OF INVESTMENTS (Continued)
================================================================================
Shares        COMMON STOCKS -- 96.2% (Continued)                      Value
--------------------------------------------------------------------------------
              TECHNOLOGY -- 13.7%
      4,000   Arrow Electronics, Inc.*                             $    157,120
      3,000   Avnet, Inc.*                                              104,910
      3,100   Ceradyne, Inc.*                                           145,483
      2,500   Comtech Telecommunications Corporation*                   135,025
      3,000   Teledyne Technologies, Inc.*                              159,990
      4,900   Western Digital Corporation*                              148,029
                                                                   ------------
                                                                        850,557
                                                                   ------------
              UTILITIES -- 11.1%
      4,000   CenturyTel, Inc.                                          165,840
      3,000   DTE Energy Company                                        131,880
      3,500   Energen Corporation                                       224,805
      6,000   MDU Resources Group, Inc.                                 165,660
                                                                   ------------
                                                                        688,185
                                                                   ------------

              TOTAL COMMON STOCKS                                  $  5,964,414
                                                                   ------------

================================================================================
Shares        SHORT TERM INVESTMENTS -- 3.7%                          Value
--------------------------------------------------------------------------------
    227,358   First American Treasury Obligations Fund             $    227,358
                                                                   ------------

              TOTAL INVESTMENT SECURITIES -- 99.9%
              (Cost $6,020,916)                                    $  6,191,772

              OTHER ASSETS IN EXCESS OF LIABILITIES -- 0.1%               4,806
                                                                   ------------

              NET ASSETS -- 100.0%                                 $  6,196,578
                                                                   ============

*     Non-income producing security.

See accompanying notes to financial statements.

JAMES ADVANTAGE FUNDS
NOTES TO FINANCIAL STATEMENTS
December 31, 2007 (Unaudited)
================================================================================

1.    General Information and Significant Accounting Policies

James Balanced: Golden Rainbow Fund, James Small Cap Fund, James Market Neutral Fund and James Mid Cap Fund are each a diversified series of James Advantage Funds (the "Trust"), and James Equity Fund is a non-diversified series of the Trust (individually the "Fund," collectively the "Funds"). The Trust is an open-end management investment company that was organized as an Ohio business trust on August 29, 1997. The Trust is registered under the Investment Company Act of 1940 (the "1940 Act"). James Balanced: Golden Rainbow Fund was originally organized as a series of the Flagship Admiral Funds Inc., a Maryland corporation. On June 26, 1998, pursuant to an Agreement and Plan of Reorganization, James Balanced: Golden Rainbow Fund was restructured through a tax-free reorganization as a series of the Trust. The James Small Cap Fund and James Market Neutral Fund each commenced its public offering of shares on October 2, 1998. The James Equity Fund commenced its public offering of shares on November 1, 1999. The James Mid Cap Fund commenced its public offering of shares on June 30, 2006.

James Balanced: Golden Rainbow Fund seeks to provide total return through a combination of growth and income and preservation of capital in declining markets. The Fund seeks to achieve its objective by investing primarily in common stocks and/or debt securities that the Fund's adviser, James Investment Research, Inc. ("James"), believes are undervalued.

James Small Cap Fund seeks to provide long-term capital appreciation. The Fund seeks to achieve its objective by investing primarily in common stocks of small capitalization companies.

James Market Neutral Fund seeks to provide positive returns regardless of the direction of the stock markets. The Fund seeks to achieve its objective by investing in common stocks that James believes are undervalued and more likely to appreciate, and selling short common stocks that James believes are overvalued and more likely to depreciate.

James Equity Fund seeks to provide long-term capital appreciation and outperform the Standard & Poor's 500 Index (the "S&P 500 Index"). The Fund seeks to achieve its objective by investing primarily in equity securities without regard to the market capitalization of the stock. The Fund often buys stocks in the S&P 500 Index.

James Mid Cap Fund seeks to provide long-term capital appreciation. The Fund seeks to achieve its objective by investing primarily in common stocks of mid capitalization companies.

The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements, in accordance with accounting principles generally accepted in the United States of America ("GAAP").

Share Valuation

The net asset value per share of each Fund is calculated daily by dividing the total value of the Fund's assets, less liabilities, by the number of shares outstanding. The net asset value is determined as of the close of the NYSE (generally, 4:00 p.m., Eastern time) on each day that the NYSE is open for business, and on any other day on which there is sufficient trading in a Fund's securities to materially affect the net asset value.

Redemption Fees

Effective February 21, 2007, the Board of Trustees of the James Advantage Funds voted to abolish the redemption fees for the James Small Cap Fund, the James Market Neutral Fund, the James Equity Fund, and the James Mid Cap Fund. Prior to February 21, 2007, the Funds charged a redemption fee of 1.00% of the amount redeemed if the shares sold were held for fewer than 90 days. The redemption fees were paid directly to the Funds.

JAMES ADVANTAGE FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
================================================================================

Securities Valuation

Securities that are traded on any exchange are valued at the last quoted sale price. Lacking a last sale price, a security is valued at its last bid price except when, in James's opinion, the last bid price does not accurately reflect the current value of the security. Securities that are traded on the NASDAQ over-the-counter market are valued at their NASDAQ Official Closing Price ("NOCP") for all NASDAQ National Market ("NNM") and NASDAQ Capital Market(R) securities. When market quotations are not readily available, if an event occurs after the close of the trading market (But before the time as of which the Fund calculates its net asset value) that materially affects a security's value, when James determines that the market quotation does not accurately reflect the current value or when a restricted security is being valued, that security will be valued at its fair value as determined in good faith in conformity with guidelines adopted by and subject to review of the Board of Trustees. The Funds may use pricing services to determine market value for securities. Short-term investments in fixed-income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

In accordance with the Trust's good faith pricing guidelines, James is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard for determining fair value controls, since fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the adviser would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accord with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

In September 2006, the Financial Accounting Standards Board ("FASB") issued Statement on Financial Accounting Standards ("SFAS") No. 157, "Fair Value Measurements." This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of December 31, 2007, the Funds do not believe the adoption of SFAS No. 157 will impact the amounts reported in the financial statements; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements reported on the statement of changes in net assets for a fiscal period.

Securities Transactions

Securities transactions are recorded on a trade date basis. Realized gains and losses from security transactions are determined using the specific identification method. Securities purchased or sold on a when-issued or delayed delivery basis may have extended settlement periods. Any securities so purchased are subject to market fluctuation during this period. The James Balanced: Golden Rainbow Fund will instruct its custodian to segregate assets in a separate account with a current value at least equal to the amount of its when-issued and delayed delivery purchase commitments. As of December 31, 2007, the James
Balanced: Golden Rainbow Fund had no such outstanding purchase commitments.

Withholding taxes on foreign dividends have been provided for in accordance with the Trust's understanding of the applicable country's tax rules and rates.

JAMES ADVANTAGE FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
================================================================================

Short Sales and Segregated Cash

The James Market Neutral Fund (the "Fund") actively sells short common stocks. Short sales are transactions in which the Fund sells a security it does not own in anticipation of a decline in the market value of that security. To complete such a transaction, the Fund must borrow the security to deliver to the buyer upon the short sale; the Fund is then obligated to replace the security borrowed by purchasing it in the open market at some later date.

The Fund will incur a loss if the market price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund will realize a gain if the security declines in value between those dates. If a security sold short pays a dividend while the Fund is short that security, the Fund will pay the dividend and record that amount as an expense.

All short sales are collateralized, as required by the Fund's prime broker. The Fund maintains the collateral in segregated accounts consisting of cash and/or high-grade liquid assets sufficient to collateralize the market value of its short positions.

Investment Income

Dividend income is recorded on the ex-dividend date. Interest income is determined on the basis of interest accrued, adjusted for amortization of premiums and accretion of discounts on all debt securities. Amortization and accretion is calculated using the effective yield method.

Dividends and Distributions to Shareholders

Net investment income, if any, is generally declared and distributed to shareholders of each Fund quarterly. Net realized capital gains from security transactions, if any, are distributed to shareholders not less frequently than annually. Furthermore, capital gains are distributed only to the extent they exceed available capital loss carryforwards. Distributions to shareholders of net investment income and net realized capital gains are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. Accordingly, temporary overdistributions as a result of these differences may occur and will be classified as either distributions in excess of net investment income and/or distributions in excess of net realized gains from security transactions, where applicable.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.

Federal Income Taxes

The Funds generally intend to distribute all taxable income and capital gains to shareholders and to otherwise comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. Therefore, no federal tax provision is required.

JAMES ADVANTAGE FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
================================================================================

The tax character of distributions paid for the years ended June 30, 2007 and 2006 was as follows:

------------------------------------------------------------------------------------
                                    James Balanced:            James Small Cap
                                  Golden Rainbow Fund                Fund
                               -----------------------------------------------------
                                  2007          2006          2007           2006
------------------------------------------------------------------------------------
From ordinary income           $ 6,967,365   $ 4,473,409   $ 3,153,359   $   140,631
From long-term capital gains     5,273,855     6,895,468       649,545     1,110,529
From return of capital                  --            --       144,227            --
                               -----------   -----------   -----------   -----------
                               $12,241,220   $11,368,877   $ 3,947,131   $ 1,251,160
                               ===========   ===========   ===========   ===========
------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------
                                                                              James
                        James Market Neutral          James Equity           Mid Cap
                                Fund                      Fund                Fund
-------------------------------------------------------------------------------------
                          2007         2006         2007         2006         2007
-------------------------------------------------------------------------------------
From ordinary income   $2,166,597   $  994,103   $   97,518   $   41,105   $   14,614
                       ----------   ----------   ----------   ----------   ----------
-------------------------------------------------------------------------------------

The following information is computed on a tax basis for each item as of June 30, 2007:

-----------------------------------------------------------------------------------------------------------------------
                                         James
                                        Balanced:         James            James            James            James
                                     Golden Rainbow     Small Cap       Market Neutral      Equity           Mid Cap
                                          Fund             Fund             Fund             Fund             Fund
-----------------------------------------------------------------------------------------------------------------------
Tax cost of investment securities     $ 298,192,183    $ 284,410,882   $   66,294,893    $  17,585,038    $   5,601,348
                                      =============    =============   ==============    =============    =============
Gross unrealized appreciation         $  43,426,435    $  52,655,160   $   12,359,389    $   7,945,974    $     775,676
Gross unrealized depreciation            (3,311,332)     (10,453,098)     (2,417,452)         (114,634)         (80,803)
                                      -------------    -------------    -------------    -------------    -------------
Net unrealized appreciation              40,115,103       42,202,062       9,941,937         7,831,340          694,873
Capital loss carryforward                        --               --      (8,942,280)       (1,033,467)              --
Post-October losses                              --       (6,256,281)             --                --               --
Undistributed net investment income          29,576           26,640           9,254             1,076           18,785
Undistributed long-term gains             5,920,309               --              --                --               --
Other temporary differences                 (87,094)         (26,640)        (21,200)           (1,070)              --
                                      -------------    -------------   -------------     -------------    -------------
     Accumulated earnings             $  45,977,894    $  35,945,781   $     987,711     $   6,797,879    $     713,658
                                      =============    =============   ==============    =============    =============
-----------------------------------------------------------------------------------------------------------------------

JAMES ADVANTAGE FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
================================================================================

The difference between the cost of investment securities and financial statement cost for the Funds is due to certain timing differences in the recognition of capital losses under income tax regulations and GAAP.

During the year ended June 30, 2007, the James Equity Fund utilized $762,304 of capital loss carryforwards. The capital loss carryforwards remaining as of June 30, 2007 in the table below expire as follows:

--------------------------------------------------------------------------------
                                                      Amount     Expiration Date
--------------------------------------------------------------------------------
The James Market Neutral Fund                       $   82,513    June 30, 2008
                                                    $  987,690    June 30, 2012
                                                    $  773,042    June 30, 2013
                                                    $  642,007    June 30, 2014
                                                    $6,457,028    June 30, 2015
The James Equity Fund                               $  725,408    June 30, 2010
                                                    $  130,880    June 30, 2011
                                                    $  177,179    June 30, 2012
--------------------------------------------------------------------------------

The capital loss carryforwards may be utilized in future years to offset net realized capital gains, if any, prior to distributing such gains to shareholders.

On July 13, 2006, the Financial Accounting Standards Board ("FASB") released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" ("FIN 48"). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Funds' tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. The Funds have analyzed their tax positions on Federal income tax returns for all open years (tax years ended December 31, 2004 through 2007) for purposes of implementing FIN?48 and have concluded that no provision for income is required in the financial statements.

Reclassification of Capital Accounts

Reclassifications result primarily from the difference in the tax treatment of net investment losses and distributions in excess of net investment income. The following reclassifications were made on the Statement of Assets and Liabilities, for the year ended June 30, 2007 and have no impact on the net assets or net asset value of the Funds:

--------------------------------------------------------------------------------
                                              Undistributed       Accumulated
                                Paid-In       Net Investment      Net Realized
                                Capital       Income  (Loss)     Gains (Losses)
--------------------------------------------------------------------------------
James Small Cap Fund        $    (144,227)   $           (87)   $       144,314
James Market Neutral Fund   $           1    $         2,400    $        (2,401)
--------------------------------------------------------------------------------

JAMES ADVANTAGE FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
================================================================================

As of December 31, 2007, the Funds had the following federal tax cost resulting in net unrealized appreciation as follows:

----------------------------------------------------------------------------------------------------------------
                                                              Gross               Gross
                                                            Unrealized          Unrealized       Net Unrealized
                                      Federal Tax Cost     Appreciation        Depreciation       Appreciation
----------------------------------------------------------------------------------------------------------------
James Balanced: Golden Rainbow Fund   $    316,073,688   $     53,187,508   $     (6,229,287)   $     46,958,221
Small Cap Fund                        $    236,435,942   $     34,999,845   $    (16,561,072)   $     18,438,773
Market Neutral Fund                   $     26,689,157   $     13,637,386   $     (3,215,398)   $     10,421,988
Equity Fund                           $     15,053,573   $      7,370,314   $       (411,134)   $      6,959,180
Mid Cap Fund                          $      6,020,916   $        654,539   $       (483,683)   $        170,856
----------------------------------------------------------------------------------------------------------------

2.    Securities Transactions

Purchases and sales (including maturities) of investments in long-term U.S. Government obligations for James Balanced: Golden Rainbow Fund for the six months ended December 31, 2007 were as follows:

--------------------------------------------------------------------------------
                                                     Purchases          Sales
--------------------------------------------------------------------------------
James Balanced: Golden Rainbow Fund                 $64,636,729      $13,503,281
--------------------------------------------------------------------------------

Purchases and sales (including maturities) of investments in other securities for the six months ended December 31, 2007 were as follows:

--------------------------------------------------------------------------------
                                                     Purchases          Sales
--------------------------------------------------------------------------------
James Balanced:  Golden Rainbow Fund                $11,880,802      $23,431,153
James Small Cap Fund                                 64,651,119       99,797,585
James Market Neutral Fund                             3,821,800        8,838,147
James Equity Fund                                             0        2,893,851
James Mid Cap Fund                                    1,506,560        1,081,077
--------------------------------------------------------------------------------

For the six months ended December 31, 2007, the cost of securities purchased to cover short sales and the proceeds from securities sold short were $12,495,326 and $7,746,156, respectively, for the James Market Neutral Fund.

3.    Management Fee and Other Transactions with Affiliates

A trustee and certain officers of the Trust were also officers of James or JPMorgan Chase Bank, N.A. ("JPMorgan"), the administrative services agent, shareholder services and transfer agent and accounting services agent for the Trust and the exclusive agent for the distribution of the Funds' shares during the six months ended December 31, 2007.

Investment Management Agreement

The Funds retain James to manage the Funds' investments. The investment decisions for the Funds are made by a committee of James' personnel, which is primarily responsible for the day-to-day management of each Fund's portfolio. James Balanced: Golden Rainbow Fund is authorized to pay James a fee equal to an annual rate of 0.74% of its average daily net assets. James Balanced: Golden Rainbow Fund is responsible for the payment of all operating expenses of the Fund.

JAMES ADVANTAGE FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
================================================================================

James is authorized to receive a fee equal to (A) an annual rate of 1.25% of the average daily net assets of the James Small Cap Fund, James Equity Fund and James Mid Cap Fund, and 1.70% of James Market Neutral Fund; minus (B) the fees and expenses of the non-interested person trustees incurred by the applicable Fund. James is responsible for the payment of all operating expenses of the James Small Cap Fund, James Market Neutral Fund, James Equity Fund, and James Mid Cap Fund, except for brokerage fees and commissions, taxes, interest (including dividend expense on securities sold short), 12b-1 expenses, fees and expenses of non-interested person trustees and extraordinary expenses.

Administrative Services Agreement

Under the terms of an Administrative Services Agreement with the Trust, JPMorgan supplies executive and regulatory services, supervises the preparation of tax returns, and coordinates the preparation of reports to shareholders and reports to and filings with the Securities and Exchange Commission and state securities authorities. For these services, JPMorgan receives a monthly fee paid by James
Balanced: Golden Rainbow Fund, and paid by James for the James Small Cap Fund, James Market Neutral Fund, James Equity Fund and James Mid Cap Fund, based on each Fund's respective average daily net assets, subject to a minimum monthly fee for each Fund.

Transfer Agent and Shareholder Service Agreement

Under the terms of the Transfer, Dividend Disbursing, Shareholder Service and Plan Agency Agreement with the Trust, JPMorgan maintains the records of each shareholder's account, answers shareholder inquiries concerning their accounts, processes purchases and redemptions of each Funds' shares, acts as dividend and distribution disbursing agent and performs other shareholder service functions. For these services, JPMorgan receives a monthly fee paid by James Balanced:
Golden Rainbow Fund, and paid by James for the James Small Cap Fund, James Market Neutral Fund, James Equity Fund and James Mid Cap Fund, subject to a minimum monthly fee for each Fund. In addition, James Balanced: Golden Rainbow Fund and James pay JPMorgan out-of-pocket expenses including, but not limited to, postage and supplies.

Accounting Services Agreement

Under the terms of the Accounting Services Agreement with the Trust, JPMorgan calculates the daily net asset value per share and maintains the financial books and records of each Fund. For these services, JPMorgan receives a monthly fee from James Balanced: Golden Rainbow Fund and from James with respect to each of the James Small Cap Fund, James Market Neutral Fund, James Equity Fund and James Mid Cap Fund. In addition, JPMorgan is reimbursed by James Balanced: Golden Rainbow Fund and James for certain out-of-pocket expenses incurred by JPMorgan in obtaining valuations of the Funds' portfolio securities.

Plan of Distribution

Each Fund has a Plan of Distribution pursuant to Rule 12b-1 under the 1940 Act (the "Plan") under which the Fund may incur or reimburse James for expenses related to the distribution and promotion of its shares. The annual limitation for payment of such expenses under the Plans of James Balanced: Golden Rainbow Fund, James Small Cap Fund, James Market Neutral Fund, James Equity Fund and James Mid Cap Fund is 0.25% of the average daily net assets of each respective Fund.

Compliance Services Agreement

Under the terms of the Compliance Services Agreement between the Trust and JPMorgan, JPMorgan provides certain compliance services to the Trust, including developing and assisting in implementing a compliance program for JPMorgan on behalf of the funds and providing administrative support services to the Funds' Compliance Program and Chief Compliance Officer.

JAMES ADVANTAGE FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
================================================================================

Beneficial Ownership

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund under section 2 (A)(9) of the Investment Company Act of 1940. As of December 31, 2007, Charles Schwab & Co., Inc. owned, for the benefit of its customers, 40.03% and 32.66% of the James Balanced: Golden Rainbow Fund and the James Small Cap Fund, respectively. James, Dr. Frank James, and other affiliates of James owned 52.20% of the James Mid Cap Fund.

4. Commitments and Contingencies

The Funds indemnify the Trust's officers and trustees for certain liabilities that might arise from their performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

JAMES ADVANTAGE FUNDS
OTHER ITEMS (Unaudited)
================================================================================

Proxy Voting Guidelines

James is responsible for exercising the voting rights associated with the securities purchased and held by the Funds. A description of the policies and procedures that James uses in fulfilling this responsibility and information regarding how those proxies were voted during the most recent twelve month period ended June 30 are available without charge upon request by calling toll free 1-800-995-2637. These items are also available on the Securities and Exchange Commission's website at http://www.sec.gov. and on the James' website at www.jamesfunds.com.

Quarterly Portfolio Disclosure

James files a complete listing of portfolio holdings for each Fund as of the end of the first and third quarters of each fiscal year on Form N-Q. The complete listing (i) is available on the Commission's website; (ii) may be reviewed and copied at the Commission's Public Reference Room in Washington, DC; and (iii) will be made available to shareholders upon request by calling 1-800-995-2637. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Shareholder Expense Example

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including reinvested dividends or other distributions; and redemption fees; and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2007 through December 31, 2007).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Six Months Ended December 31, 2007" to estimate the expenses you paid on your account during this period, if you held your shares for the entire period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Funds' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

JAMES ADVANTAGE FUNDS
OTHER ITEMS (Unaudited) (Continued)
================================================================================

Note that expenses shown in the table are meant to highlight and help you compare ongoing cost only. The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

-----------------------------------------------------------------------------------------------------------------
                                                                                                  Expenses Paid
                                             Net Expense                                            During the
                                                 Ratio            Beginning          Ending         Six Months
                                              Annualized        Account Value     Account Value       Ended
                                              December 31,         July 1,        December 31,      December 31,
                                                  2007              2007              2007             2007*
-----------------------------------------------------------------------------------------------------------------
James Balanced: Golden Rainbow Fund
   Actual                                             1.16%   $      1,000.00   $      1,035.60   $          5.94
   Hypothetical                                       1.16%   $      1,000.00   $      1,019.30   $          5.89
James Small Cap Fund
   Actual                                             1.51%   $      1,000.00   $        891.80   $          7.18
   Hypothetical                                       1.51%   $      1,000.00   $      1,017.55   $          7.66
James Market Neutral Fund
   Actual                                             1.87%   $      1,000.00   $      1,066.20   $          9.71
   Hypothetical                                       1.87%   $      1,000.00   $      1,015.74   $          9.48
James Equity Fund
   Actual                                             1.50%   $      1,000.00   $        957.70   $          7.38
   Hypothetical                                       1.50%   $      1,000.00   $      1,017.60   $          7.61
James Mid Cap Fund
   Actual                                             1.46%   $      1,000.00   $        915.60   $          7.03
   Hypothetical                                       1.46%   $      1,000.00   $      1,017.80   $          7.41
-----------------------------------------------------------------------------------------------------------------

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

                               INVESTMENT ADVISER
                         James Investment Research, Inc.
                                   P.O. Box 8
                                Alpha, Ohio 45301
                               info@jamesfunds.com

                                        O

                                    CUSTODIAN
                                    U.S. Bank
                                425 Walnut Street
                             Cincinnati, Ohio 45202

                                        O

                                 TRANSFER AGENT
                            JPMorgan Chase Bank, N.A.
                                  P.O. Box 5354
                           Cincinnati, Ohio 45201-5354

                                        O

                             INDEPENDENT REGISTERED
                             PUBLIC ACCOUNTING FIRM
                              Deloitte & Touche LLP
                              250 East Fifth Street
                                   Suite 1900
                             Cincinnati, Ohio 45202

                                        O

                                   DISTRIBUTOR
                           IFS Fund Distributors, Inc.
                                  303 Broadway
                             Cincinnati, Ohio 45202

                                        O

                                  LEGAL COUNSEL
                                Thompson Hine LLP
                                312 Walnut Street
                                   14th Floor
                             Cincinnati, Ohio 45202

                               www.jamesfunds.com


                     For information about the Funds, or to
                   make inquiries about the Funds, please call
                         1-800-99JAMES (1-800-995-2637).

                                                               FORM IFS-163-0201

--------------------------------------------------------------------------------

                               Semi-Annual Report

                               December 31, 2007
                                   (Unaudited)

                                 James Balanced:
                               Golden Rainbow Fund

                              James Small Cap Fund

                            James Market Neutral Fund

                                James Equity Fund

                               James Mid Cap Fund


                                     [logo]

                                 937 - 426 -7640

                               www.jamesfunds.com

--------------------------------------------------------------------------------

Item 2. Code of Ethics.

Not Applicable

Item 3. Audit Committee Financial Expert.

Not Applicable

Item 4. Principal Accountant Fees and Services.

Not Applicable

Item 5. Audit Committee of Listed Companies.

Not applicable.

Item 6. Schedule of Investments.

The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed End Management Investment Companies.

Not Applicable.

Item 8. Portfolio Managers of Closed-End Funds.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Funds.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable

Item 11.   Controls and Procedures.

(a) Based on an evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act) the registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12.   Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications required by Item 12(a)(2) of Form N-CSR are filed herewith.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         The James Advantage Funds
            --------------------------------------------------------------------

By (Signature and Title)

/s/ Barry R. James
-------------------------------
Barry R. James
President

Date:  March 3, 2008


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Barry R. James
-------------------------------
Barry R. James
President

Date:  March 3, 2008

By (Signature and Title)

/s/ Thomas L. Mangan
-------------------------------
Thomas L. Mangan
Treasurer, Chief Financial Officer

Date:  March 3, 2008